As filed with the Securities and Exchange Commission on June 23, 2010

1933 Act File No. 333-148082

1940 Act File No. 811-22154

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

Grail Advisors ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Ferry Building, Suite 255

San Francisco, CA  94111

(Address of Principal Executive Offices)

(415) 677-5870

(Registrant’s Telephone Number, including area code)

William M. Thomas

One Ferry Building, Suite 255

San Francisco, CA  94111

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Stacy L. Fuller, Esq.

K&L Gates LLP

1601 K Street, NW

Washington, DC  20006

(202) 778-9475

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a) (i)
☐	on pursuant to paragraph (a) (i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☒	on September 7, 2010 pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus | [September xx], 2010

Grail Advisors Actively Managed ETFs

Grail DoubleLine Emerging Markets Fixed Income ETF (xxxx)

Subject to Completion

Preliminary Prospectus dated June 23, 2010

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

This Prospectus provides important information about the ETF that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Shares of the Grail DoubleLine Emerging Markets Fixed Income ETF [will be] listed and traded on NYSE Arca, Inc.

www.grailadvisors.com            1-415-677-5870

TABLE OF CONTENTS

Page

GRAIL DOUBLELINE EMERGING MARKETS FIXED INCOME ETF	4

INVESTMENT OBJECTIVE	4

Maximize total return from current income and capital appreciation	4

FEES AND EXPENSES	4

PERFORMANCE	12

Because the ETF has only recently begun operations, performance information is not yet available. The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit www.grailadvisors.com	12

INVESTMENT ADVISER	12

OTHER SERVICE PROVIDERS	17

BUYING AND SELLING ETF SHARES	18

ACTIVE INVESTORS AND MARKET TIMING	23

DISTRIBUTION AND SERVICE PLAN	24

NET ASSET VALUE	24

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS	25

SECTION 12(d)(1) INFORMATION	25

DIVIDENDS, DISTRIBUTIONS AND TAXES	26

FINANCIAL HIGHLIGHTS	28

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated [xxxx xx, 2010] (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

This Prospectus describes the Grail DoubleLine Emerging Markets Fixed Income ETF (the “ETF”), which is a series of Grail Advisors ETF Trust (“Trust”). Grail Advisors, LLC is the ETF’s investment manager (“Manager”). The ETF is an actively managed “exchange traded fund.” The ETF is designed for investors who seek exposure to an actively managed portfolio of emerging market fixed income securities and it differs from index-based ETFs and mutual funds in important ways. Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Unlike mutual funds, shares of the ETF (“Shares”) are not individually redeemable securities. Rather, the ETF issues and redeems Shares on a continuous basis at net asset value (“NAV”) only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Further, unlike mutual funds, Shares [will be] listed for trading on NYSE Arca, Inc. (“Exchange”). Once created, Shares generally trade in the secondary market at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio

2

holdings. The market price of Shares may be different from their NAV. For more information about these differences, see “Additional Information about the ETF” on page [xx].

3

FUND SUMMARY

GRAIL DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

INVESTMENT OBJECTIVE

Maximize total return from current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (Fees paid directly from your investment)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	0.xx	%
Distribution and/or service (12b-1) fees:	0.00%
Other Expenses: (1)	0.xx	%
Total Annual Fund Operating Expenses:	0.xx	%
Less: Expense Reduction/Reimbursement: (2)	(0.xx	)%
Net Annual Operating Expenses:	0.95%

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year		Three Years
$	[xx]	$	[xxx]

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.95% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until at least [xxxxxxx xx, 2011]. The expense cap may be terminated earlier only upon the approval of the Board.  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

4

PORTFOLIO TURNOVER

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance.  The ETF does not have a portfolio turnover rate to report since it had not commenced operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the ETF intends to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar denominated fixed income instruments issued or guaranteed by companies and financial institutions in Emerging Market Countries. The ETF will generally invest in fixed income instruments issued or guaranteed by companies and financial institutions domiciled in at least four Emerging Market Countries.

Generally, fixed income instruments consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security.

An Emerging Market Country is a country that, at the time the ETF invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The ETF will invest at least a majority of its assets in investment grade securities, which are securities rated in one of the top four credit quality categories at the time of purchase by at least one nationally recognized statistical rating organization (a “rating agency”) rating that security or, if unrated, determined by the Sub-Adviser to be of comparable quality.  For securities that carry a rating assigned by a rating agency, the Sub-Adviser will use the highest rating assigned by the rating agency at the time of purchase to determine a security’s credit rating.  In situations where more than one rating agency rates a security, the Sub-Adviser will use the highest rating assigned by any rating agency.

The ETF may invest in hybrid securities relating to Emerging Market Countries.  A hybrid security combines an income producing debt security and the right to receive payment based on the change in the price of an equity security.  The ETF may also invest in fixed income instruments consisting of securities that at the time of investment are rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by another rating agency.  Fixed income instruments rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.”

The ETF may also invest up to 20% of its net assets in defaulted corporate securities where the Sub-Adviser believes the restructured enterprise valuations or liquidation valuations may

5

significantly exceed current market values. The ETF may invest in derivatives, such as options, swaps (including credit default swaps), [futures], structured investments and forward contracts. These practices may be used to hedge the ETF’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility. The ETF is  non diversified and intends to invest in a limited number of securities.

In allocating investments among various Emerging Market Countries, the Sub-Adviser attempts to analyze political, market and economic factors. These factors include (but are not limited to):

•                  public finances;

•                  monetary policy;

•                  external accounts;

•                  financial markets;

•                  foreign investment regulations;

•                  stability of exchange rate policy; and

•                  labor conditions.

In managing the ETF’s investments under normal conditions, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. The duration of the of ETF’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the ETF’s investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the ETF’s Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, the Sub-Adviser believes there are negative macro geo-political considerations that may affect the issuer, the Sub-Adviser determines to take advantage of a better investment opportunity or the individual security has reached the Sub-Adviser’s sell target.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  To the extent the ETF invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Due to the nature of the ETF’s investments, the ETF may have an annual portfolio turnover rate over 100%.

PRINCIPAL RISKS

Credit Risk.  Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss.  If an issuer’s financial health deteriorates, it may result in a reduction of the credit

6

rating of the issuer’s securities and may lead to the issuer’s inability to honor its obligations, including making timely payment of interest and principal.  Although a downgrade of a bond’s credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price.  Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities.  Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks.  Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.  Further, rating agencies may also lose credibility or end coverage of a previously-rated security.  The ETF will not necessarily sell a security if its rating is reduced.  The ETF’s Sub-Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.  The ETF may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser believes that the security is of comparable quality to a rated security that the ETF may purchase.  Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating.

Defaulted Securities Risk.  The ETF may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Derivatives Risk.  Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as a reference security, rate or index.  Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued.  For certain derivatives, it is possible to lose more than the amount invested in the derivative.  There can be no assurance that any strategy using derivatives will succeed.

The use of derivatives may give rise to a form of leverage.  To mitigate the risk from leverage, the ETF will, as required, segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk.  The use of derivatives may require the ETF to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.  Derivatives may cause the ETF to be more volatile because leverage embedded in a derivative may exaggerate the effect of the instrument.

7

Derivatives also are subject to market risk, liquidity risk, and credit and counterparty risk.  Counterparty risk is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its financial obligations to the ETF.  Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices that are designed to hedge or closely track.  The ETF’s Statement of Additional Information contains more information on the various derivatives the ETF may utilize.

Emerging Market Country Risk.   The ETF intends to invest in fixed income instruments issued or guaranteed by companies and financial institutions in Emerging Market Countries.  Investing in Emerging Market Countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political economic developments.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of Emerging Market Countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in Emerging Market Countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, Emerging Market Countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in Emerging Market Countries than in developed countries. As a result, funds that invest in Emerging Market Countries have operating expenses that are higher than funds investing in other securities markets.

Some Emerging Market Countries have a greater degree of economic, political and social instability than the U.S. and other developed countries.  Such social, political and economic instability could disrupt the financial markets in which the ETF invests and adversely affect the value of its investment portfolio.

Currencies of Emerging Market Countries have sometimes experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Emerging Market Countries have and may in the future impose foreign currency controls and repatriation controls, which could have an effect on the ETF’s investments.

ETF Risk.  The Shares may trade above or below their NAV.  The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings.  The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.  The trading price of Shares may

8

deviate significantly from NAV during periods of market volatility.  The Manager cannot predict whether Shares will trade below, at or above their NAV.  Price differences may be due to the fact that supply and demand forces at work in the secondary trading market for Shares are closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF.  However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are disclosed on a daily basis, large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk.  Foreign investing, including investments in U.S. registered and U.S. dollar denominated notes (i.e., Yankees), carries potential risks not associated with domestic investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment Sub-Adviser to determine a company’s financial condition.  These risks are higher for investments in Emerging Markets Countries.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  Generally, the value of debt securities falls as interest rates rise.  Specific fixed income securities differ in their sensitivities to changes in interest rates depending on their particular characteristics.  Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell.  During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF.  Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer.  To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A and Regulation S securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices.  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Litigation Risk. Trust Company of the West has commenced litigation against the Sub-Adviser and four employees of the Sub-Adviser. The four employees (including Jeffrey Gundlach, the Sub-Adviser’s founder and Chief Executive Officer) are former employees of Trust Company of the West or its affiliates. The suit alleges, among other things, unfair competition and

9

misappropriation of confidential and proprietary information. The lawsuit seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Sub-Adviser in favor of Trust Company of the West. The Sub-Adviser has also advised the ETF that an employee of the Sub-Adviser (who is not a party to the lawsuit) has informed the Sub-Adviser that he has been interviewed by personnel from a governmental agency in connection with the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) and in connection with the same allegations with respect to misappropriation of proprietary information made by Trust Company of the West in its litigation against the Sub-Adviser. Trust Company of the West raised a fund under the PPIP in the Fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund.  Litigation and investigation and defense of any governmental review or investigation (should one develop) are expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. As well, the litigation and any governmental review or investigation could consume a material amount of the Sub-Adviser’s resources thereby impairing the Sub-Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the ETF. In the event of an adverse outcome or if the expenses of litigation and related matters are greater than anticipated, the Sub-Adviser’s ability to manage the ETF may be materially impaired, and shareholders, or the viability of the ETF, could be adversely affected

Management Risk.  Securities selected by the Sub-Adviser for the ETF may not perform to expectations.  This could result in the ETF’s underperformance compared to other funds with similar investment objectives.  In addition, the Sub-Adviser is recently formed and has only recently begun to manage mutual funds.  While the portfolio managers do have considerable experience in managing portfolios with investment objectives, policies and strategies that are similar in many material respects, and intend to use the same analytical methods to identify potential investments for the ETF, the past experience of the portfolio managers does not guarantee future results for the Sub-Adviser or the ETF.

Market Risk.  Market risk involves the possibility that the value of the ETF’s investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or within particular industries or sectors represented in the securities markets.  You may lose money on your investment in the ETF.  The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general economic and market conditions, regional or global instability, and interest rate fluctuations.  Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negative effect on many issuers worldwide and an adverse effect on the ETF.

Non-Diversification Risk.  The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified.  This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities.  Therefore, the ETF’s value may fluctuate more,

10

and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Non-Investment Grade Securities Risk.  Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities.  Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments.  If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery.  The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities.  Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF’s NAV.  Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Portfolio Turnover Risk.  The ETF may have an annual portfolio turnover rate over 100%.  A high rate of portfolio turnover (100% or more) may entail higher transaction costs for the ETF, and could result in the distribution of realized gains to shareholders, to the extent the ETF does not affect redemptions in-kind

Prepayment Risk.  If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date.  If a call were exercised by the issuer during a period of declining interest rates, the ETF is likely to have to replace the called security with a lower yielding security.  If that were to happen, it would decrease the ETF’s net investment income.

Price Volatility Risk. The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of debt securities can react differently to political, economic or issuer-specific developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole. Prices of most securities tend to be more volatile in the short-term.  Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Securities Selection Risk. The specific securities held in an ETF’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of  the Sub-Adviser’s choice of securities.

Temporary Defensive Position Risk.  Under adverse market conditions, the ETF may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations.  A larger percentage of such investments could adversely affect an ETF’s investment results.  An ETF may not achieve its investment objective using this type of investing.

11

Trading Risk.  Although the Shares will be listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Unrated Securities Risk.   The ETF may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the ETF invests in unrated securities, the ETF’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the ETF invested exclusively in rated securities.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

Because the ETF has only recently begun operations, performance information is not yet available.  The ETF’s past performance is not necessarily an indication of how the ETF will perform in the future.  For current performance information, please visit www.grailadvisors.com.

INVESTMENT ADVISER

Grail Advisors, LLC is the investment manager for the ETF.  DoubleLine Capital LP (“DoubleLine”) is the Sub-Adviser of the ETF.

PORTFOLIO MANAGER

The ETF is managed by Luz M. Padilla, Managing Director and Portfolio Manager of the Emerging Markets Fixed Income strategy at DoubleLine.  Ms. Padilla has managed the ETF since its inception.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Unlike mutual funds, Shares are not individually redeemable. Creation Units are issued and redeemed in-kind for securities or for cash. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day.  Market prices of Shares may be greater or lesser than their NAV.

12

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.  Distributions of short-term capital gain (which is excluded from net capital gain) are taxed as ordinary income.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

ADDITIONAL INFORMATION ABOUT THE ETF

HOW Is THE ETF DIFFERENT FROM INDEX-BASED ETFS?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective.  Thus, the ETF’s Sub-Adviser has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.  The ETF is designed for investors who seek exposure to an actively managed portfolio of emerging markets fixed income securities.  The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW Is THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day.  Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then  only for cash and/or an in-kind basket of securities.

Exchange Listing. Unlike mutual fund shares, Shares [will be] listed for trading on the Exchange. An organized trading market is expected to exist for the Shares.  Investors can purchase and sell Shares on the secondary market through a broker.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.  Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of the ETF’s portfolio holdings.  The market price of Shares may differ from the NAV of the ETF.  The difference between market price of Shares and the NAV of the ETF is expected to be small most of the time, although it may be significant, especially in times of extreme market volatility.

Tax Treatment.  Shares have been designed to be relatively more tax-efficient than mutual fund shares.  Specifically, by redeeming Shares partially in-kind, ETF shareholders may be protected from part of the adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions.    Such transactions can have an adverse tax impact on taxable shareholders due to the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions and, as necessary, recognize taxable gains in connection with such sales.  By contrast, to the extent the ETF redeems Shares in-kind, as opposed to redeeming Shares for cash, the ETF’s in-kind redemption mechanism would reduce, relative to a mutual fund, taxable gains resulting from redemptions.

This Prospectus does not describe all of the ETF’s investment practices and additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

14

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s SAI.  Once investment operations commence, information about the premiums and discounts at which the ETF’s shares have traded will be available at www.grailadvisors.com.

ETF MANAGEMENT

GRAIL ADVISORS, LLC

The Manager, a majority-owned subsidiary of Grail Partners, LLC, acts as the ETF’s investment manager.  The Manager is a Delaware limited liability company with its principal offices located at One Ferry Building, Suite 255, San Francisco, CA 94111. The Manager is responsible for overseeing the management of the ETF but does not oversee the day-to-day investment of the ETF’s portfolio.  The Manager oversees the business affairs of the ETF, provides or oversees the provision of all administrative and investment advisory services to the ETF and coordinates the investment activities of DoubleLine.  These services are provided under the terms of an Investment Management Agreement between the Trust, on behalf of the ETF, and the Manager.

Pursuant to the Investment Management Agreement, the ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee; any such waiver would increase the ETF’s performance.  The Manager is responsible for compensating DoubleLine out of the management fees it receives from the ETF.

The Manager may, from time to time, at its own expense from its own resources, compensate purchases of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

ETF	Management Fee
Grail DoubleLine Emerging Markets Fixed Income ETF	[0.xx]	%

DoubleLine Capital LP

DoubleLine acts as Sub-Adviser of the ETF.  DoubleLine is headquartered at 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071.  DoubleLine is a fixed income investment management firm and a registered investment adviser under the Investment Advisers Act of 1940. The firm is majority employee-owned with CEO Jeffrey Gundlach and President Philip Barach holding a combined controlling interest in the firm. Oaktree Capital Management, L.P., a premier global alternative and non-traditional investment manager, assisted DoubleLine in its startup and holds a minority ownership stake. Founded in December 2009, DoubleLine is newly formed and its success is highly dependent upon its founders.

15

DoubleLine serves as investment adviser to a registered mutual fund with an investment program that, at times, could be substantially similar to that of the ETF.  At other times, the portfolios may diverge in substantial ways.  The ETF’s portfolio holdings are expected to be disclosed on a more frequent basis than those of the registered mutual fund.

DoubleLine provides day-to-day portfolio management services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions.

DoubleLine has entered into an Investment Sub-Advisory Agreement between the Manager and DoubleLine, dated [xxxxxx xx, 2010] (“DoubleLine Subadvisory Agreement”), with respect to the ETF.  Pursuant to the DoubleLine Subadvisory Agreement, DoubleLine receives fees from the Manager to provide the services described above.  These fees are paid by the Manager out of the advisory fees it receives from the ETF; they are not separately paid by the ETF.

Portfolio Managers

Ms. Luz M. Padilla is a Portfolio Manager of DoubleLine and is the portfolio manager of the ETF.  Ms. Padilla has been Portfolio Manager of DoubleLine since January 2010.  During the past five years prior to joining DoubleLine, Ms. Padilla was Managing Director at TCW Asset Management Co.

Approval of Advisory Agreements

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and the DoubleLine Subadvisory Agreement will be available in the ETF’s first report to shareholders.

Legal Proceedings

On January 7, 2010, Trust Company of the West commenced litigation against the Sub-Adviser in the Superior Court of the State of California, County of  Los Angeles, Central District (the “Court”), alleging unfair competition. The suit alleges that the Sub-Adviser and four employees of the Sub-Adviser who are former employees of Trust Company of the West or its affiliates, including Jeffrey Gundlach (such four employees the “Individuals”), misappropriated Trust Company of the West’s confidential and proprietary information in founding and operating the Sub-Adviser and are using such information in competing for assets under management. The lawsuit also includes claims against the certain of the Individuals (including Mr. Gundlach), but not the Sub-Adviser, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and that the Court impose a constructive trust on the limited partnership interests of the Sub-Adviser in favor of Trust Company of the West.

On February 10, 2010, the Sub-Adviser and the Individuals filed with the Court an answer denying all of Trust Company of the West’s claims and the Individuals (but not the Sub-Adviser)

16

filed with the Court a cross-complaint against Trust Company of the West for, among other things, breach of contract in connection with Trust Company of the West’s termination of Mr. Gundlach’s employment and failure to pay amounts due thereunder. None of the Manager, the ETF nor Grail Advisors ETF Trust are parties to the initial complaint, the cross-complaint or answer.

The Sub-Adviser has also advised that an employee of the Sub-Adviser (who is not a party to the lawsuit) has informed the Sub-Adviser that he has been interviewed by personnel from a governmental agency in connection with the PPIP and in connection with the same allegations with respect to misappropriation of proprietary information made by Trust Company of the West in its litigation against the Sub-Adviser. Trust Company of the West raised a fund under the PPIP in the Fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund.

The Sub-Adviser believes that it has meritorious defenses to the allegations contained in Trust Company of the West’s lawsuit and that it believes that the litigation will have no material adverse effect on the ETF. Litigation and investigation and defense of any governmental review or investigation (should one develop), however, are expensive and time consuming, and their results can be unpredictable.  There can be no assurances as to the outcome of these matters. As well, the litigation and any governmental review or investigation could consume a material amount of the Sub-Adviser’s resources thereby impairing the Sub-Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the ETF. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, the Sub-Adviser’s ability to manage the ETF may be materially impaired, and shareholders, or the viability of the ETF, could be adversely affected.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis.  The Distributor does not maintain a secondary market in Shares.

The Bank of New York Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant and transfer agent for the ETF.

BNY Mellon, One Wall Street, New York, New York 10286, is also the custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the ETF’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF.

17

BUYING AND SELLING ETF SHARES

Shares will be issued or redeemed by the ETF at NAV per Share only in Creation Units, which are likely to cost over a million dollars.  Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares.  It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF.  Thus, certain information in this Prospectus is not relevant to most retail investors.  For example, information about buying and redeeming Shares directly with the ETF and about Transaction Fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF.  Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Buying and Selling Shares on the Secondary Market

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares.  Shares can be bought or sold throughout the trading day like shares of any publicly traded issuer.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares.  The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares.  Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

The Shares [will be] listed on NYSE Arca, Inc. (the Exchange) under the following symbols:

ETF	Trading Symbol
Grail DoubleLine Emerging Markets Fixed Income ETF	[XXXX]

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry.  Shares are held in book entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants.  These procedures are the same as those that apply to any stocks that

18

you hold in book entry or “street name” through your brokerage account.  Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices.  The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s Shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

A market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Buying Shares Directly from the ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof.  Though the current number of Shares in a Creation Unit is 50,000, it may, but is not expected to, change over time.  The ETF will not issue fractional Creation Units.  The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice.  The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the SEC.

Creation Units may be purchased in exchange for a “Fund Deposit.”  A Fund Deposit consists of (i) all cash (the “Cash Value”), (ii) a basket of certain in-kind securities and cash (“Partial Cash Value,” and together with the in-kind securities, an “In-Kind/Cash Basket”) or (iii) a basket of securities - known as the In-Kind Creation Basket - and a Balancing Amount, as described below.  In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant.  An “Authorized Participant” is a participant in [the Continuous Net Settlement System of the NSCC or] the DTC that has executed a Participant Agreement with the Distributor.  The Distributor will provide a list of Authorized Participants upon request.  Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange.  See “Continuous Offering” below.

Cash Value.  A Fund Deposit may consist solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value.  Any such purchases will be subject to a variable charge, as explained below.  BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.  With respect to any Fund Deposit of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

19

In-Kind/Cash Basket.  In lieu of depositing the Cash Value, the purchaser of a Creation Unit may make a Fund Deposit of an In-Kind/Cash Basket.  The cash portion of such a Fund Deposit is known as the Partial Cash Value and will be subject to a variable charge, as explained below.  With respect to Fund Deposits of In-Kind/Cash Baskets, the Partial Cash Value and the Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Creation Basket.  In lieu of depositing the Cash Value or an In-Kind/Cash Basket, a Fund Deposit may consist of an In-Kind Creation Basket and a Balancing Amount, described below.  On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day.  The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for such a Creation Unit purchase.  The ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component.  In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.  BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount.  With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Transaction Fee may be referred to collectively as the “Cash Component.”

Placement of Purchase Orders.  All purchase orders must be placed by or through an Authorized Participant.  [Purchase orders will be processed through a manual clearing process run by DTC.  Fund Deposits of In-Kind Creation Baskets generally must be received by the Distributor prior to the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time) and Fund Deposits of In-Kind/Cash Baskets and Cash Values generally must be received two hours prior (with respect to each, the “Order Cut-Off Time”) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.  On days when the NYSE or the bond markets close earlier than normal (for example, the day before a holiday), the ETF may require purchase orders to be placed earlier in the day.]

Transaction Fees on Purchases of Creation Units.  The ETF imposes a “Transaction Fee” on purchases of Creation Units to be paid by the purchaser in cash.  The Transaction Fee is paid to the ETF.  The fee protects existing shareholders of the ETF from the costs associated with issuing Creation Units.

The Transaction Fees applied to purchases of the ETF include two components — a standard fee and a variable charge:

20

Transaction Fees
ETF	Standard Transaction Fee		Variable Charge
Grail DoubleLine Emerging Markets Fixed Income ETF	$	[xxx]	Up to [xx]	%

The flat (or standard) Transaction Fee applies, regardless of the number of Creation Units purchased on a business day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).

The Transaction Fees imposed in creation transactions of the ETF involving an In-Kind/Cash Basket, including a Partial Cash Value, will also include a variable charge of up to [x]% of the Partial Cash Value.  Similarly, the Transaction Fees imposed in creation transactions of the ETF involving a Cash Value will include a variable charge of up to [x]% of the Cash Value.  Investors who, directly or indirectly, use the services of a broker or other such intermediary to compile the securities in the In-Kind Creation Basket or In-Kind/Cash Basket may pay additional fees for these services.

Redeeming Shares Directly From the ETF

You may redeem Shares of the ETF only in Creation Units or multiples thereof.  To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant.

Creation Units generally may be redeemed in exchange for a “Fund Redemption.”  A Fund Redemption consists of (i) a Cash Value, (ii) a basket of in-kind securities and Partial Cash Value or (iii) a basket of securities — known as the In-Kind Redemption Basket — and Balancing Amount, in all instances equal to the value of a Creation Unit.

Cash Value.  Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value.  Such redemptions will be subject to a variable charge, as explained above.  BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.  With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket.  In lieu of receiving the Cash Value as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind/Cash Basket.  The cash portion is known as the Partial Cash Value and will be subject to a variable charge, as explained above.  With respect to Fund Redemptions consisting of an In-Kind/Cash Basket, the Partial Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Redemption Basket.  In lieu of receiving the Cash Value or an In-Kind/Cash Basket as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind Redemption Basket and Balancing Amount, as described below.  If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted may be assumed to be the In-Kind Redemption Basket, too.  The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

21

Balancing Amount and Cash Component.  In addition to the In-Kind Redemption Basket, a redeeming investor will receive from (or pay to) the ETF a Balancing Amount in cash, depending on whether the NAV of a Creation Unit is higher (or lower) than the value of the securities in the In-Kind Redemption Basket.  If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Transaction Fee.  The Balancing Amount and the Transaction Fee may be referred to collectively as the Cash Component.

Placement of Redemption Orders.  As with purchases, redemptions must be placed by or through an Authorized Participant and processed through DTC.  A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the Order Cut-Off Time on that date, unless the NYSE or the bond markets close early that day in which case the ETF may require redemption orders to be received earlier in the day, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fees on Redemptions of Creation Units.  The ETF imposes a Transaction Fee on redemptions of Creation Units to be paid by the redeeming investor in cash.  The Transaction Fee is paid to the ETF.  The fee protects existing shareholders of the ETF from the costs associated with redeeming Creation Units.  The amount of the Transaction Fees on redemptions are the same as those applied to creations.  (See Transaction Fees on Purchases of Creation Units, page [XX]).

Legal Restrictions on Transactions in Certain Securities.  An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”).  The ETF (whether or not they otherwise permit cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash.  An Authorized Participant that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF.  Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter

22

and subject you to the prospectus delivery and liability provisions of the Securities Act.  For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act.  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market.  Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor.  With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to the ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective.  The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV.  Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing.  Moreover, the ETF imposes Transaction Fees on purchases and redemptions of ETF Shares, which may increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances.  The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

23

DISTRIBUTION AND SERVICE PLAN

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act.  Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”).  If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.  In addition, if the payment of management fees by the ETF is deemed to be indirect financing by the ETF of the distribution of Shares, such payment is authorized by the Plan.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the ETF.

NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, however, U.S. fixed income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that an early closing time is announced.

The ETF calculates its NAV per Share by:

•                                          Taking the current market value of its total assets,

•                                          Subtracting any liabilities, and

•                                          Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV.  Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available.  Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded.  Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a third-party independent pricing service using the mean between the bid and ask price.  At times, debt securities may be valued using market quotes from market sources such as broker-dealers.  Prices obtained from independent pricing services use various observable inputs including but not limited to pricing formulas, such as dividend discount models, option valuation formulas and discounted cash flow models that might be applicable.  In some cases, the price of debt securities is determined using quotes obtained from brokers.  Certain short-term debt instruments are valued on the basis of amortized cost.  Exchange-traded derivatives are valued at the last sale price on the exchange.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith using methods approved by the Board.  The ETF may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before

24

the ETF’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  Intervening events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change), or global.  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.  Fair-value pricing also may be used for domestic securities — for example, if (1) trading in a security is halted and does not resume before the ETF’s pricing time or if a security does not trade in the course of a day, and (2) the ETF holds enough of the security that its price could affect the ETF’s NAV.

Fair-value prices are determined by the Valuation Committee, composed of representatives of Grail, [and DoubleLine], according to procedures adopted by the Board.  When fair-value pricing is employed, the prices of securities used by the ETF to calculate its NAV may differ from quoted or published prices for the same securities.

ETF WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the ETF at www.grailadvisors.com.  Among other things, this website includes this Prospectus and the Statement of Additional Information, and will include the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

The ETF publicly disseminates its full portfolio holdings each day the ETF is open for business through its website at www.grailadvisors.com.  In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify, respectively, the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

SECTION 12(d)(1) INFORMATION

The Trust and the ETF are part of the Grail Advisors Actively Managed ETFs family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC.  The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment.  Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

25

DIVIDENDS, DISTRIBUTIONS AND TAXES

ETF Distributions

The ETF pays out dividends from its net investment income to shareholders monthly.  The ETF distributes its net capital gains, if any, annually.  The ETF typically earns income dividends from its investments.  These amounts, net of expenses, are passed along to ETF shareholders as “income dividend distributions.”  The ETF realizes capital gains or losses whenever it sells securities.  Net long-term capital gains are distributed to shareholders as “capital gains distributions.”

You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require ETF shareholders to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the same ETF purchased in the secondary market.  Without this service, investors would receive their distributions in cash.

[Taxes

As with any investment, you should consider how your investment in Shares of the ETF will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares of the ETF.

ETF distributions and your sale of your Shares in the ETF will have tax consequences to you.  Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an Individual Retirement Account (“IRA”).

Taxes on Distributions

Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income plus net short-term capital gains in excess of net long-term capital losses) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits.

Distributions of the ETF’s net capital gains (which are net long-term capital gains in excess of net short-term capital losses) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (20% after 2010) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares.  Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in ETF Shares and, after the adjusted basis is reduced to zero, will constitute capital gains.  Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% for taxable years beginning on or before December 31, 2010, and 20% thereafter, if the distributions are attributable to Shares held by you for more than one year.

26

Under a dividend reinvestment service, you may have the option that all cash distributions are automatically reinvested in additional ETF Shares.  Any distributions reinvested under such a service will nevertheless be taxable to you.  You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution.  The additional Shares will have a new holding period commencing on the day following the day on which the Shares are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.  Any market discount recognized by the ETF on a bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount.  Absent an election by the ETF to include the market discount in income as it accrues, gain on the ETF’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In general, non-exempt distributions are subject to federal income tax for the year when they are paid.  However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a current rate of 28%, if you have not provided a taxpayer identification number or social security number and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

Taxes When Shares are Sold

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares.  Any gain arising from such sale or disposition generally will be treated as long-term capital gain if you held the Shares for more than one year.  Otherwise, it would be classified as short-term capital gain.  However, any capital loss arising from the sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares.  All or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.  If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Component.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of

27

securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future.  Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.  More information about taxes is in the ETF’s Statement of Additional Information.]

FINANCIAL HIGHLIGHTS

The ETF is newly organized and therefore has not yet had any operations as of the date of this Prospectus.

28

GRAIL ADVISORS ACTIVELY MANAGED ETFS

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF will be in its annual and semi-annual report to shareholders, when available.  The annual report will explain the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated [September xx, 2010], which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call: 1-415-677-5870
Write: Grail Advisors ETF Trust
c/o Grail Advisors, LLC
One Ferry Building, Suite 255
San Francisco, CA 94111

Visit: www.grailadvisors.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC.  It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov).  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

30

STATEMENT OF ADDITIONAL INFORMATION

GRAIL ADVISORS ETF TRUST

GRAIL DOUBLELINE EMERGING MARKETS FIXED INCOME ETF (XXXX)

ONE FERRY BUILDING, SUITE 255, SAN FRANCISCO, CA 94111

PHONE: 1-415-677-5870

[September XX, 2010]

Subject to Completion

Preliminary Statement of Additional Information dated June 23, 2010

The information in this Statement Of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

Shares of the Grail DoubleLine Emerging Markets Fixed Income ETF [will be] listed and traded on NYSE Arca, Inc.

This SAI describes a series of the Grail Advisors ETF Trust, which was formed on December 7, 2007.  The Trust is an open-end registered management investment company under the Investment Company Act, and is currently comprised of nine ETFs:  Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF, Grail McDonnell Core Taxable Bond ETF, Grail Western Asset Enhanced Liquidity ETF and Grail DoubleLine Emerging Markets Fixed Income ETF.  The Grail DoubleLine Emerging Markets Fixed Income ETF is described in this SAI; the other ETFs are described in separate statements of additional information.

The ETF is an actively managed exchange-traded fund.  Grail Advisors, LLC serves as the Manager to the ETF.  The ETF is sub-advised by DoubleLine Capital LP.  The Manager allocates day-to-day portfolio management for the ETF to the Sub-Adviser, as discussed in the ETF’s prospectus.  ALPS Distributors, Inc. serves as the Distributor for the ETF.

Shares of the ETF are neither guaranteed nor insured by the U.S. Government.

This SAI, dated [September xx, 2010] is not a prospectus.  It should be read in conjunction with the ETF’s Prospectus, dated [September xx, 2010], which incorporates this SAI by reference.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling 1-415-677-5870 or visiting www.grailadvisors.com.  An annual report for the ETF will be available in the same manner once the ETF has completed its first annual period.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.  The SAI does not constitute an offer to sell securities.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the ETF’s Creation Units.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption), (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of 50,000 Shares that the ETF issues and redeems on a continuous basis at NAV.  Shares will not be issued or redeemed except in Creation Units.

“Distributor” means ALPS Distributors, Inc.

“DoubleLine” means DoubleLine Capital LP, which is also referred to as the “Sub-Adviser.”

“DTC” means the Depository Trust Company.

“ETF” means a series of the Trust discussed in this SAI: Grail DoubleLine Emerging Markets Fixed Income ETF.

“Exchange” means the NYSE Arca, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the ETF.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“IIV” means an approximate per-Share value of the ETF’s portfolio, disseminated every fifteen seconds throughout the trading day by the Exchange or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of an ETF.  The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to an ETF for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Manager” means Grail Advisors, LLC.

“NAV” means the net asset value of an ETF.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the ETF’s prospectus, dated [September xx, 2010], as amended and supplemented from time to time.

“SAI” means this Statement of Additional Information, as amended and supplemented from time to time.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of an ETF.

“Sub-Adviser” means DoubleLine Capital LP.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units.  The Transaction Fee is comprised of a flat (or standard) fee and a variable fee.  For the ETF, the standard fee will generally be $[xxx].  In addition, with respect to Creation Unit transactions composed wholly or partially of cash, the Transaction Fee will include a variable charge of up to [x]% of the cash (portion of the) transaction.

“Trust” means the Grail Advisors ETF Trust, a Delaware statutory trust.

TRUST AND ETFS OVERVIEW

The Trust is a Delaware statutory trust formed on December 7, 2007 and an open-end registered management investment company comprised of nine ETFs:  Grail American Beacon Large Cap Value ETF, Grail American Beacon International Equity ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, RP Financials ETF, Grail McDonnell Intermediate Municipal Bond ETF, Grail McDonnell Core Taxable Bond ETF, Grail Western Asset Enhanced Liquidity ETF and Grail DoubleLine Emerging Markets Fixed Income ETF.  Grail American Beacon Large Cap Value ETF and Grail American Beacon International Equity ETF are discussed in a separate prospectus and SAI, each dated March 1, 2010.  RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF are discussed in a separate prospectus and SAI, each dated March 1, 2010.  Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF are discussed in a separate prospectus and statement of additional information, each dated December 31, 2009.  Grail Western Asset Enhanced Liquidity ETF is discussed in a separate prospectus and statement of additional information, each dated [August xx], 2010.  As of the date of this statement of additional information, the Grail American Beacon International Equity ETF has not been opened for investment. Each of the ETFs, with the exception of RP Focused Large Cap Growth ETF and Grail DoubleLine Emerging Markets Fixed Income ETF, is a diversified, actively managed exchange-traded fund.  RP Focused Large Cap Growth ETF and Grail DoubleLine Emerging Markets Fixed Income ETF are non-diversified, actively-managed exchange-traded funds.  Other ETFs may be added to the Trust in the future.  The offering of the Shares is registered under the 1933 Act.

The ETF offers and issues Shares at NAV only in aggregations of a specified number of Shares, generally in exchange for a basket of securities, together with the deposit of a specified cash payment, or for an all cash payment.  Shares of the ETF [will be] listed and traded on the Exchange.  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Shares are not individually redeemable securities.  Rather, an ETF issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares.  In the event of the liquidation of an ETF, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed.  Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities.  Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from an ETF and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit.  Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Unlike index-based ETFs, the ETF is “actively managed” and does not seek to replicate the performance of a specified index.

EXCHANGE LISTING AND TRADING

Shares of the ETF [will be] listed and traded on the Exchange.  Shares will trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares).  As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the ETF will continue to be met.  The Exchange may, but is not required to, remove the Shares of an ETF from listing if: (i) following the initial 12-month period beginning at the commencement of trading of an ETF, there are fewer than 50 beneficial owners of the Shares of the ETF for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of an ETF from listing and trading upon termination of the ETF.

The ETF is not sponsored, endorsed, sold or promoted by the Exchange.  The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the ETF to achieve their objectives.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the ETF.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about the ETF’s portfolio securities.  Under the policy, portfolio holdings of the ETF, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting and news services, including the website www.grailadvisors.com.  In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

INTRADAY INDICATIVE VALUE

The IIV is an approximate per-Share value of an ETF’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange, or by other information providers.  The IIV is based on the current market value of the ETF’s Fund Deposit.  The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by the ETF at a particular point in time.  The IIV should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV.  The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations.  The ETF is not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Pursuant to the investment policies enumerated in this section, which may be changed with respect to the ETF only by a vote of the holders of a majority of the ETF’s outstanding voting securities, the ETF may not:

1.  Purchase or sell real estate limited partnership interests, provided, however, that an ETF may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.  Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent an ETF from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.  Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, an ETF may be deemed an underwriter under federal securities law.

4.  Lend any security or make any other loan except: (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of debt securities in accordance with an ETF’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5.  Issue any senior security except as otherwise permitted: (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.  Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including: (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  (For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.)

7.  Regarding concentration, invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry or group of industries provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.

The following non-fundamental investment restrictions apply to the ETF and may be changed with respect to the ETF by a vote of a majority of the Board.

The ETF may not:

1.  Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2.  Purchase securities on margin or effect short sales, except that an ETF may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

3. Invest more than 25% of its net assets in fixed income instruments issued or guaranteed by companies, financial institutions and government entities in any one Emerging Market Country, as defined in the Prospectus.

Although the ETF is classified as non-diversified under the Investment Company Act, the extent to which the ETF may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 851(b) of the Code.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of an ETF’s investments will not constitute a violation of such limitation.  Thus, the ETF may continue to hold a security even though it causes the ETF to exceed a percentage limitation because of fluctuation in the value of the ETF’s assets, except that any borrowing by the ETF that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or any relevant rules, regulations or interpretations.  In determining industry classifications for foreign issuers, the ETF will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. Thus, the Sub-Advisor will, on behalf of the ETF, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the ETF invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Sub-Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

The investment objective and principal strategies of, and risks of investing in, the ETF are described in the Prospectus.  Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the ETF may be changed without shareholder approval.

Credit Quality Standards:  When investing in fixed income securities, the ETF will maintain the following credit quality standards, which apply at the time of investment:

The ETF will invest at least a majority of its assets in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization (a “rating agency” or “NRSRO”) rating that security or, if unrated, determined by the Sub-Adviser to be of comparable quality.  Commercial paper must be rated at least “A-1” or equivalent by a rating agency.  For securities that carry a rating assigned by a rating agency, the Sub-Adviser will use the highest rating assigned by the rating agency to determine a security’s credit rating.  In situations where more than one rating agency rates a security, the Sub-Adviser will use the highest rating assigned by any rating agency.  For securities that are not rated by a rating agency, the Sub-Adviser’s internal credit rating will apply and the ETF may invest in unrated securities if the Sub-Adviser determines that the security is of comparable quality to a rated security that the ETF may purchase.

Debt and Other Fixed Income Securities Generally.  Debt and other fixed income securities include fixed and floating rate securities of any maturity.  Fixed rate securities pay a specified rate of interest or dividends.  Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate.  Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.”  Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, or commodity).

Holders of fixed income securities are exposed to both interest rate and credit risk.  These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of an ETF.

Interest rate risk (or “market risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with an eight year duration would be expected under normal market conditions to decrease 8% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the re-set terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Credit risk relates to the ability of an issuer to make payments of principal and interest.  Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.  In addition, lack of (or inadequacy of) collateral or credit enhancements for a fixed income security may affect its credit risk.  Credit risk of a security may change over its life and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

Because interest rates vary, the future income the ETF cannot be predicted with certainty.  The future income of the ETF if it invests in indexed securities also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Corporate Debt Securities.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.  Debt securities may be acquired with warrants attached.  The ETF may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars.  Commercial paper consists of short-term promissory notes issued by corporations.  Commercial paper may be traded in the secondary market after its issuance.  Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the ETF.  The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate.  Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice.  Master notes are generally illiquid and therefore subject to the ETF’s percentage limitations for investments in illiquid securities.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations.  Moody’s describes securities rated Baa as “subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.”  S&P describes securities rated BBB as “regarded as having adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.”  For securities rated BBB, Fitch states that “…expectations of default risk are currently low…capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.”

Ratings Categories.  A description of the rating categories as published by Moody’s, S&P and Fitch is set forth in the Appendix to this SAI. Ratings assigned by rating agencies to securities acquired by the ETF reflect only the views of those agencies as to the quality of the securities they have undertaken to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. The ETF may retain a security whose rating has changed or has become unrated. A high initial rating is not a guarantee against default.  The ETF may use ratings assigned by NRSROs other than those listed in the SAI.

Cash and Cash Items.  The ETF may invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the ETF’s investments.  These cash items may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit.  The ETF may also use some of these securities as part of its investment program.

Money Market Instruments. The ETF may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $250,000 in principal amount are not protected by federal deposit insurance, which may change without notice and is not within the control of the ETF). (The deposit insurance is expected to revert to $100,000 on January 1, 2014.)

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $250,000 principal amount per certificate and to 15% or less of the ETF’s net assets in all such obligations and in all illiquid assets, in the aggregate. (The deposit insurance is expected to revert to $100,000 on January 1, 2014.)

Commercial Paper. The ETF may purchase commercial paper rated within the highest ratings categories  by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, the security is determined by the Sub-Adviser to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies.

Other Short-Term Obligations. Debt securities that have a remaining maturity of 397 days or less and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

High Yield Securities. The ETF may invest in debt securities that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s, Fitch, Standard & Poors or the equivalent by any other NRSRO. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds”. While offering a greater potential opportunity for capital appreciation and higher yields compared to higher-rated fixed income securities, junk bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Junk bonds may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

High yield securities or “junk bonds” can be classified into two categories: (a) securities issued without an investment grade rating and (b) securities whose credit ratings have been downgraded below investment grade because of declining investment fundamentals. The first category includes securities issued by “emerging credit” companies and companies which have experienced a leveraged buyout or recapitalization. Although the small and medium size companies that constitute emerging credit issuers typically have significant operating histories, these companies generally do not have strong enough operating results to secure investment grade ratings from the rating agencies. In addition, in recent years there has been a substantial volume of high yield securities issued by companies that have converted from public to private ownership through leveraged buyout transactions and by companies that have restructured their balance sheets through leveraged recapitalizations. High yield securities issued in these situations are used primarily to pay existing stockholders for their shares or to finance special dividend distributions to shareholders. The indebtedness incurred in connection with these transactions is often substantial and, as a result, often produces highly leveraged capital structures which present special risks for the holders of such securities. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize. The second category of high yield securities consists of securities of former investment grade companies that have experienced poor operating performance due to such factors as cyclical downtrends in their industry, poor management or increased foreign competition.

Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. They are generally considered to be subject to greater risk than securities with higher ratings particularly in the event of a deterioration of general economic conditions. The lower ratings of the high yield securities which the ETF will purchase reflect a greater possibility that the financial condition of the issuers, or adverse changes in general economic conditions, or both, may impair the ability of the issuers to make payments of principal and interest. The market value of a single lower-rated debt security may fluctuate more than the market value of higher rated securities, since changes in the creditworthiness of lower rated issuers and in market perceptions of the issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than in the case of higher rated issuers. High yield debt securities also tend to reflect individual corporate developments to a greater extent than higher rated securities. The securities in which the ETF invests are frequently subordinated to senior indebtedness.

The economy and interest rates affect high yield securities differently from other securities. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond owned by the ETF defaults, the ETF may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the ETF’s asset value. Furthermore, the market prices of high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

To the extent there is a limited retail secondary market for particular high yield bonds, these bonds may be thinly traded and the Sub-Adviser’s ability to accurately value high yield bonds and the ETF’s assets may be more difficult because there is less reliable, objective data available. In addition, the ETF’s ability to acquire or dispose of the bonds may be negatively-impacted. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. To the extent the ETF owns or may acquire illiquid or restricted high yield bonds, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.  Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The ETF accrue income on these securities prior to the receipt of cash payments. The ETF must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Underwriting and dealer spreads associated with the purchase of lower rated bonds are typically higher than those associated with the purchase of high grade bonds.

Defaulted Securities.  The ETF may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Derivatives. Some of the instruments in which the ETF may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, [futures contracts,] swap agreements, forward contracts and similar instruments[, such as structured investments]. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivatives instruments may expose the ETF to the credit risk of its counterparty.  In the event the counterparty to such a derivative instrument becomes insolvent, the ETF will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

The value of some derivative instruments in which an ETF invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the ETF, the ability of the ETF to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly.  If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, an ETF could be exposed to the risk of loss.

An ETF might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed.  If the Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for an ETF, the ETF might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of an ETF to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because an ETF is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of an ETF to close out or to liquidate its derivatives positions.  In addition, an ETF’s use of such instruments may cause the ETF to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Risk of Potential Government Regulation of Derivatives.  It is possible that government regulation of various types of derivative instruments, including [futures and] swap agreements, may limit or prevent an ETF from using such instruments as a part of its investment strategy, and could ultimately prevent the ETF from being able to achieve its investment objective.  While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon an ETF, it is not possible to predict the course of future legislation or regulation in this area.  It is possible that if certain proposed measures were to become law, they could potentially limit the ability of an ETF to use certain instruments as a part of its investment strategy.  Limits or restrictions applicable to the counterparties with which an ETF engage in derivative transactions could also prevent the ETF from using certain instruments.

Options. The ETF may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”).  Options may be purchased or written on fixed income or other securities, or indexes.  An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the ETF. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the ETF and the transacting dealer, without the intermediation of a third party such as the OCC. In the event the counterparty to such a derivative instrument becomes insolvent, the ETF will lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom. The ETF will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Sub-Adviser.

Covered Call Writing. The ETF is permitted to write covered call options on securities or indices. Generally, a call option is “covered” if the ETF owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the ETF by its custodian in a segregated account) the underlying security subject to the option, or otherwise segregates sufficient cash or U.S. government securities or other liquid securities to cover the outstanding position. For a call option on an index, the option is covered if the ETF maitains with its custodian assets determined to be liquid in an amount equal to the contract value of the index.  A call option is also covered if the ETF holds a call on the same security as the underlying security of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by the ETF in cash or other liquid assets which the ETF has segregated for this purpose.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium”; i.e., the price of the option. Receipt of these premiums may better enable the ETF to earn a higher level of current income than it would earn from holding the underlying securities alone. Moreover, the premium received will offset a portion of the potential loss incurred by the ETF if the securities underlying the option are ultimately sold by the ETF at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security or index increase, but has retained the risk of loss should the price of the underlying security or value of the index decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities or index upon which call options have been written increases, the ETF may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, the ETF may be required, at any time, to deliver the underlying security against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the ETF has been assigned an exercise notice, the ETF will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit or loss on an outstanding call option, to prevent an underlying security from being called, to permit the sale of an underlying security or to enable the ETF to write another call option on the underlying security with either a different exercise price or expiration date or both.  The ETF may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction.  Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security.

If a call option expires unexercised, the ETF realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the ETF realizes a gain or loss from the sale of the underlying security equal to the difference between the purchase price of the underlying security and the proceeds of the sale of the security plus the premium received on the option less the commission paid.

Covered Put Writing. The ETF is permitted to write covered put options on securities. As a writer of a covered put option, the ETF incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by the ETF will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, the ETF maintains, in a segregated account, cash or other liquid assets in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the ETF by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the ETF in cash or other liquid assets which the ETF holds in a segregated account. In writing puts, the ETF assumes the risk of loss should the market value of the underlying security or index decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the ETF may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

Purchasing Call and Put Options. The ETF may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the ETF.

The ETF may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the ETF would incur no additional loss. In addition, the ETF may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security. If a put option purchased by the ETF expired without being sold or exercised, the premium would be lost. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

Risks Associated with Options, Covered Calls and Covered Puts.  The effective use of options depends on the ETF’s ability to terminate option positions at times when the Sub-Adviser deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a covered put or call writer would be unable to utilize the amount held in cash, U.S. Government Securities, or other liquid securities as security for the option for other investment purposes until the exercise or expiration of the option.

There may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The ETF’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the ETF may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the ETF is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which the ETF engages in transactions in options, the ETF could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by the ETF, the ETF could experience a loss of all or part of the value of the option. Transactions are entered into by the ETF only with brokers or financial institutions deemed creditworthy by the Sub-Adviser.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the ETF may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

[Futures Contracts. The ETF may purchase and sell interest rate and security index futures contracts and may additionally purchase and sell index futures contracts (each a “futures contract”), on securities  eligible for purchase by the ETF. Subject to certain limitations, the ETF may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the ETF resulting from interest rate or market fluctuations, to protect the ETF’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

The ETF has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a “commodity pool operator” under the CEA.

The ETF may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Sub-Adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the ETF may sell futures contracts. If declining interest rates are anticipated, the ETF may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the ETF in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to the ETF upon the proper termination of the futures contract. The margin deposits are marked to market daily and the ETF may be required to make subsequent deposits of cash or U.S. Government Securities called “variation margin”, with the ETF’s futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

At any time prior to expiration of a futures contract, the ETF may elect to close the position by taking an opposite position which will operate to terminate the ETF’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the ETF and the ETF realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position is usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the ETF will be able to enter into a closing transactions.

Options on Futures Contracts. The ETF may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The ETF will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the ETF wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the ETF seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of the ETF’s portfolio.

Limitations on Use of Futures and Options on Futures.  The ETF will only enter into futures contracts and options on futures which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When purchasing a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, an ETF may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the ETF.

When selling a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that are equal to the market value of the futures contract.  Alternatively, an ETF may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the ETF to purchase the same futures contract at a price no higher than the price of the contract written by the ETF (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” an ETF may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract.  With respect to futures that are required to “cash settle,” however, an ETF is permitted to set aside or “earmark” liquid assets in an amount equal to the ETF’s daily marked to market (net) obligation, if any, (in other words, the ETF’s daily net liability, if any) rather than the market value of the futures contract.  By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, an ETF will have the ability to utilize these contracts to a greater extent than if the ETF were required to segregate or “earmark” assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, an ETF may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the ETF to purchase the same futures contract at a price not higher than the strike price of the call option sold by the ETF.

When selling a put option on a futures contract, an ETF will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid, that equal the purchase price of the futures contract, less any margin on deposit.  Alternatively, an ETF may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the ETF.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover an ETF’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the ETF’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

The requirements for qualification as a regulated investment company also may limit the extent to which an ETF may enter into futures, futures options and forward contracts.  See “Taxation.”

Risks associated with Futures Contracts and Options on Futures.  There are several risks associated with the use of futures contracts and futures options.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.   Changes in the price of futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting margin calls, investors may close futures contracts through offsetting transactions which could distort normal correlations.  Second, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, resulting in more speculators who may cause temporary price distortions.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If the ETF has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, the ETF will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the ETF has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the ETF, if the ETF is not successful in employing such instruments in managing the ETF’s investments, the ETF’s performance will be worse than if the ETF did not make such investments.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the ETF would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the ETF has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the ETF may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the ETF’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions and dealer mark-ups, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the ETF’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the ETF’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which the ETF engages in transactions in futures or options thereon, the ETF could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the ETF, the ETF could experience a loss of all or part of the value of the option. Transactions are entered into by the ETF only with brokers or financial institutions deemed creditworthy by the Sub-Adviser.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the ETF may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the ETF would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the ETF from closing out a contract which may result in reduced gain or increased loss to the ETF. The absence of a liquid market in futures contracts might cause the ETF to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the ETF because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the ETF notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities.]

Warrants and Rights.  The ETF may purchase or otherwise receive warrants or rights.  Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price.  The ETF typically uses warrants and rights in a manner similar to their use of options on securities, as described above.  Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options.  Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options.  Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency.  In addition, the terms of warrants or rights may limit the ETF’s ability to exercise the warrants or rights at such time, or in such quantities, as the ETF would otherwise wish.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the ETF may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis, including dollar rolls. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While the ETF will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the ETF may sell the securities before the settlement date, if it is deemed advisable. At the time the ETF makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the ETF will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, in the case of a forward purchase, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of the ETF’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the ETF’s net asset value. The Sub-Adviser does not believe that the ETF’s net asset value or income will be adversely affected by its purchase of securities on such basis.

When, As and If Issued Securities. The ETF may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the ETF until the Sub-Adviser determines that issuance of the security is probable. At such time, the ETF will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the ETF will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the ETF will have lost an investment opportunity. The ETF may purchase securities on such basis without limit. An increase in the percentage of the ETF’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Sub-Adviser does not believe that the net asset value of the ETF will be adversely affected by its purchase of securities on such basis. The ETF may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the ETF at the time of the sale.

Swap Agreements and Options on Swap Agreements.  The ETF may engage in swap transactions, including, but not limited to, swap agreements on interest rates or security indexes and specific securities and credit default swaps.  The ETF also may enter into options on swap agreements (“swap options”).

The ETF may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, as a duration management technique, to protect against any increase in the price of securities the ETF anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.  A “quanto” or “differential” swap combines both an interest rate and a currency transaction.  Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The ETF may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by corporate (including asset-backed security).  In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations.  For example, in purchasing a credit default swap, the ETF may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value.  The ETF, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless.  It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to the ETF in the event of a default (or similar event).  In addition, as a purchaser in a credit default swap, the ETF’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

The ETF also may use credit default swaps for investment purposes by selling a credit default swap, in which case the ETF will receive a premium from its counterparty in return for the ETF’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events).  As the seller in a credit default swap, the ETF effectively adds economic leverage to its portfolio because, in addition to its total net assets, the ETF is subject to investment exposure on the notional amount of the swap.  If no event of default (or similar event) occurs, the ETF would keep the premium received from the counterparty and would have no payment obligations.

The ETF also may enter into swap options.  A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  Then ETF may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, the ETF will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When the ETF purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when the ETF writes a swap option, upon exercise of the option the ETF will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the ETF would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the ETF’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The ETF’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ETF) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid to avoid any potential leveraging of the ETF’s portfolio.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the ETF’s investment restriction concerning senior securities.

Whether the ETF’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, the ETF bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The ETF will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on then ETF by the Code may limit the ETF’s ability to use swap agreements.  The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the ETF’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments.  The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to the ETF’s limitation on investments in illiquid securities.  To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

In addition, the ETF generally may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, the ETF will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the ETF will succeed in enforcing its rights.  For example, the ETF is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the ETF when the ETF seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for the ETF to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  The ETF, therefore, assumes the risk that it may be unable to obtain payments owed to it or that those payments may be delayed or made only after the ETF has incurred the costs of litigation.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the ETF’s interest.  The ETF bears the risk that the Sub-Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the ETF.  If the Sub-Adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the ETF will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment.  This could cause substantial losses for the ETF.  While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other ETF investments.  Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act and, therefore, are not regulated as futures or commodity option transactions under such Act, pursuant to regulations approved by the CFTC.  This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by the ETF, typically involve the acquisition by the ETF of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the ETF will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The ETF will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by the ETF to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements that have more than seven days remaining to maturity will be considered illiquid for purposes of the restriction on the ETF’s investment in illiquid and restricted securities.

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, the ETF will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the ETF could suffer a loss.  In addition, such costs and delays could cause: (i) possible reduced levels of income and lack of access to income during this period, and (ii) the inability to enforce its rights and the expenses involved in attempted enforcement.  The ETF follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales by the ETF of portfolio securities concurrently with an agreement by the ETF to repurchase the same securities at a later date at a fixed price.  Generally, the effect of such a transaction is that the ETF can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities.

Reverse repurchase agreements involve the risk that the market value of the securities the ETF is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the ETF’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the ETF’s obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are considered borrowings by the ETF.  As a result, the use of reverse repurchase agreements by the ETF may exaggerate any interim increase or decrease in the value of the ETF’s assets.  At the time the ETF enters into a reverse repurchase agreement, it will set aside cash or other appropriate liquid securities with a value at least equal to the ETF’s obligation under the agreements.  The ETF’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

Exchange-Traded Funds (“ETFs”) and Other Investment Companies. Subject to applicable regulatory restrictions, the ETF may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds and other ETFs.  ETFs are investment companies that invest in a portfolio of securities that may be actively managed or designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange.  The market price for ETFs, and for closed-end funds, may be higher than or lower than, respectively, the ETF’s and closed-end fund’s net asset value.

Under the Investment Company Act, the ETF may not own more than 3% of the outstanding voting stock of an unaffiliated investment company, invest more than 5% of its total assets in any one unaffiliated investment company, or invest more than 10% of its total assets in the securities of investment companies. Alternatively, the ETF may limit its investments to not more than 3% of any unaffiliated underlying fund and will not be subject to the 5% and 10% limit if all ETFs of the Trust choose to adhere to such 3% limit. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts (“UITs”). In accordance with applicable law, the ETF may invest in an investment company in excess of these limits. As the shareholder of another investment company, the ETF would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the ETF pays in connection with its own operations.

Hybrid Securities. The ETF may acquire hybrid securities. A third party or the Sub-Adviser may create a hybrid security by combining an income producing debt security (“income producing component”) and the right to receive payment based on the change in the price of an equity security (“equity component”). The income-producing component is achieved by investing in non-convertible, income producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The equity component is achieved by investing in securities or instruments such as cash-settled warrants or options to receive a payment based on whether the price of a common stock surpasses a certain exercise price, or options on a stock index. A hybrid security comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a hybrid security is the sum of the values of its income-producing component and its equity component.

A holder of a hybrid security faces the risk of a decline in the price of the security or the level of the index involved in the equity component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the hybrid security. The equity component has risks typical to a purchased call option.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a hybrid security includes the income-producing component as well, the holder of a hybrid security also faces risks typical to all debt securities.

Loan Participations. The ETF may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The ETF may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the ETF assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the ETF intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risks of being a lender. If the ETF purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the ETF has direct recourse against the corporate borrower, the ETF may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the ETF were determined to be subject to the claims of the agent bank’s general creditors, the ETF might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the ETF does not receive scheduled interest or principal payments on such indebtedness, the ETF’s share price and yield could be adversely affected. Loans that are fully secured offer the ETF more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The ETF may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owned. Consequently, when investing in indebtedness of companies with poor credit, the ETF bears a substantial risk of losing the entire amount invested.

Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. Certain types of loans, such as bridge loans (especially those in which the ETF may invest) may provide certain types of equity features such as warrants and conversion rights. Those equity-type instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, and a significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the ETF’s net asset value than if that value were based on available market quotations, and could result in significant variations in the ETF’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the ETF may treat indebtedness for which there is no readily available market as illiquid for purposes of the ETF’s limitation on illiquid investments. There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the ETF would consider the loan participation as illiquid and subject to the ETF’s restriction on investing no more than 15% of its net assets in illiquid securities.

The ETF limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the ETF will generally treat the corporate borrower as the “issuer” of indebtedness held by the ETF. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the ETF and the corporate borrower, SEC interpretations require the ETF to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purpose of determining whether the ETF has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the ETF’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the ETF’s net asset value than if the value were based on available market quotations, and could result in significant variations in the ETF’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the ETF may treat indebtedness for which there is no readily available market as illiquid for purposes of the ETF’s limitation on illiquid investments. The liquidity of each loan investment will be reviewed according to the requirements of the ETF’s liquidity policy.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the ETF. For example, if the loan is foreclosed, the ETF could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the ETF could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

Bank Obligations. Bank obligations include certificates of deposit, bankers’ acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.  There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  The ETF will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.  The ETF may invest in U.S. dollar-denominated bank obligations.

U.S. Government Securities and Supranational Agencies.  U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities.  Different kinds of U.S. government securities have different kinds of government support.  For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S.  Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)).  .  It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. and foreign governments to tighten the availability of credit.  In September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.  FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized.  It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities.  Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and supranational agency securities expose their holders to market risk because their values typically change as interest rates fluctuate.  For example, the value of U.S. government securities or supranational government agency securities may fall during times of rising interest rates.  Yields on U.S. government securities and supranational government agency securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities the ETF may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and supranational government securities.  Certificates of accrual and similar instruments may be more volatile than other government securities.

Zero Coupon Securities.  Zero coupon securities may be issued by a wide variety of corporate issuers.  Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.  When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate.  Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.  The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

Restricted Securities.  The ETF may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Sub-Adviser, pursuant to procedures adopted by the Board of Trustees, will make a determination as to the liquidity of each restricted security purchased by the ETF. If a restricted security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under the ETF’s current policies may not exceed 15% of the ETF’s net assets.

Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the ETF from disposing of them promptly at reasonable prices. The ETF may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

Rule 144A permits the ETF to sell restricted securities to qualified institutional buyers without limitation. The Sub-Adviser, pursuant to procedures adopted by the Board of Trustees, will make a determination as to the liquidity of each restricted security purchased by the ETF. If a restricted security is determined to be “liquid,” the security will not be included within the category “illiquid securities.” However, investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent the ETF, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.  Investments in securities available for purchase in the United States under Regulation S generally shall be treated the same as Rule 144A securities with respect to liquidity determinations.

Lending of Portfolio Securities. Although not currently contemplated, the ETF may, consistent with applicable regulatory requirements, lend its portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the ETF (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the ETF continue to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The ETF will not lend more than 33 1/3% of the value of its total assets. If the borrower fails to deliver the loaned securities, the ETF could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Sub-Adviser to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the ETF. Any gain or loss in the marketplace during the loan period would inure to the ETF.

The ETF will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

If the ETF lends securities, there is a risk that the securities will not be available to the ETF on a timely basis, and the ETF, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing the ETF to lose money.

Litigation and Investigation Risk.  Trust Company of the West has commenced litigation against the Sub-Adviser and four employees of the Sub-Adviser. The four employees (including Jeffrey Gundlach) are former employees of Trust Company of the West or its affiliates.  The suit alleges, among other things, unfair competition and misappropriation of confidential and proprietary information. The lawsuit seeks, among other things, damages in excess of $200 million and a constructive trust on the limited partnership interests of the Sub-Adviser in favor of Trust Company of the West. The Sub-Adviser has also advised the Trust that an employee of the Sub-Adviser (who is not a party to the lawsuit) has informed the Sub-Adviser that he has been interviewed by personnel from a governmental agency in connection with the U.S. Treasury’s Legacy Securities Public Private Investment Program (the “PPIP”) and in connection with the same allegations with respect to misappropriation of proprietary information made by Trust Company of the West in its litigation against the Sub-Adviser. Trust Company of the West raised a fund under the PPIP in the Fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund.

Litigation and investigation and defense of any governmental review or investigation (should one develop) are expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. As well, the litigation and any governmental review or investigation could consume a material amount of the Sub-Adviser’s resources thereby impairing the Sub-Adviser’s ability to attract or retain talented personnel or otherwise effectively manage the ETF. In the event of an adverse outcome or if the expenses of litigation and related matters are greater than anticipated, the Sub-Adviser’s ability to manage the ETF may be materially impaired, and shareholders, or the viability of the ETF, could be adversely affected.

Foreign Securities. Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and often are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the ETF. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the ETF’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

Emerging Market Countries. Investors should recognize that investing in securities of emerging market countries through investment in the ETF involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Such actions in the future could have the effect of reducing or eliminating the value of certain securities held by the ETF.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

In addition, emerging market countries’ exchanges’ and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other funds investing in more established market regions.

Many of the emerging market countries may be subject to greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries.

Such instability may result from, among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the ETF invests and adversely affect the value of the ETF’ assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on ETF investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Illiquid Securities

The ETF may invest up to 15% of its net assets in illiquid securities.  For this purpose, “illiquid securities” are securities that the ETF may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the ETF has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The ETF’s Sub-Adviser also may deem certain securities to be illiquid as a result of the Sub-Adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the Sub-Adviser’s ability to trade such securities for the account of any of its clients, including the ETF.  In some instances, these trading restrictions could continue in effect for a substantial period of time.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, the ETF will continue to designate these instruments as illiquid unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

Private Placements and Restricted Investments.  Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale.  Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, the ETF could have difficulty selling them when its Sub-Adviser believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held.  Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.”  Examples of such “restricted securities” include securities purchased in accordance with Rule 144A or Regulation S.  Securities purchased in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act, are restricted securities.  Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144, 144A or Regulation S).  Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.  The ETF may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.  The ETF may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act when selling its securities in a registered offering.  In such event, the ETF may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the ETF may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing the ETF’s net asset value.  The judgment of the ETF’s Sub-Adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

MANAGEMENT

Board of Trustees and Officers

As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board.  The Board currently consists of four Trustees.

One of the Trustees is an officer and employee of the Manager.  This Trustee is an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act) of the Trust (an “Interested Trustee”).  The other Trustees are not interested persons of the Trust (the “Independent Trustees”).  Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Trust’s “fund complex” currently consists of the [nine] ETFs.  Each Trustee or officer may be contacted by writing to the Trustee or officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, California 94111.  The name, age, address and principal occupation of, and public directorships held by, each Trustee during the past five years is set forth below.

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Bradford K. Gallagher Age: 66	Chairman of the Board	Since 2009

Founder, Spyglass Investments LLC (a private investment vehicle) (since 2001); Founder, President and CEO of Cypress Holding Company, CypressTree Investment Management Company and North American Funds (1995-2001); President, Allmerica Life & Annuity Company (1990-1995); Managing Director, Fidelity Investments, Founder of Institutional Investments (1979-1990).

				[9]	Trustee, The Common Fund (since 2005); Trustee, Nicholas Applegate Institutional Funds (2007-2010); Director, Shielding Technology Inc. (since 2006).
Charles H. Salisbury, Jr. Age: 69	Trustee	Since 2009	Private investor.	[9]

Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Maryland Institute, College of Art, Chair of Investment Committee (since 1994); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Dennis G. Schmal Age: 63	Trustee	Since 2009	Self-employed consultant (since 2003).	[9]	Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).
INTERESTED TRUSTEES
William M. Thomas Age: 47	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	[9]	None
OFFICERS
Chester G.	Assistant	Since 2008	Chief Operating Officer, Grail	N/A	N/A

Chappell Age: 45	Secretary

Advisors (since December 2009); Head of Distribution, Grail Advisors, LLC (May 2008 — November 2009); Vice President, National Sales Manager, Charles Schwab (2003-2008); Director, Asset Management Strategic Alliances, Charles Schwab (2000-2003).

Bryan M. Hiser Age: 37	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital Advisors (1999-2007).	N/A	N/A

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Bradford K. Gallagher:  Mr. Gallagher has extensive experience in the investment management business, including as a member of senior (distribution) management of a large investment company complex, as well as service as a trustee of another investment company complex.

Charles H. Salisbury, Jr.:  Mr. Salisbury has extensive experience in the investment management industry, including as a portfolio manager at a prominent investment manager, as well as service on multiple non-profit boards of directors.

Dennis G. Schmal:  Mr. Schmal has extensive experience in the investment management industry, including as a member of senior management of the investment company audit practice at a large public accounting firm, as well as service on multiple boards of directors overseeing public companies, registered investment companies and private funds.

William M. Thomas:  Mr. Thomas has extensive experience in the investment management industry, including as a member of senior (sales) management of a large on-line broker.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board.  To make this determination the Board considered a variety of criteria, none of which in isolation was controlling.  Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.  The Board also took into account the actual service and commitment of each Trustee during his tenure on the Board.

Board Structure

An Independent Trustee serves as Chairman of the Board.  The Independent Chairman’s responsibilities include:  setting an agenda for each meeting of the Board; presiding at all meetings of the Board and all meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present.  The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances.  Based on such self-assessment, among other things, the Board believes that its current structure is appropriate.  As part of this self-assessment, the Board considered several factors, including the number of ETFs overseen by the Board, their investment objectives, the responsibilities entrusted to the Manager and other service providers with respect to the oversight of the day-to-day operations of the Trust and the ETFs.

The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Manager, the (primary) investment sub-advisers of the ETFs and the Trust’s other service providers.  As part of its oversight function, the Board monitors the advisers’ risk management, including, as applicable, their management of investment, compliance and operational risks, through the receipt of periodic reports and presentations.  The Board has not established a standing risk committee.  Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility.  To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports.  Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO.  The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them.  The Board expects all parties, including, but not limited to, the Manager, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee.  The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee.  Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each ETF’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each ETF’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each ETF’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended October 31, 2009, the Audit Committee met two times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted.  The Committee will generally not consider potential candidates for nomination identified by shareholders.  During the fiscal year ended October 31, 2009, the Nomination Committee did not meet.

The purposes of the Qualified Legal Compliance Committee are to:  (1) receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any Trustee, officer, director, employee, or agent of the Trust; (2) otherwise fulfill the responsibilities of a qualified legal compliance committee pursuant to Section 307 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder; and (3) perform such other duties as may be assigned to it, from time to time, by the Board.  During the fiscal year ended October 31, 2009, the Qualified Legal Compliance Committee did not meet.

Equity Ownership of Trustees.  The table below shows the dollar range of (i) Shares of the ETF discussed in this SAI, and (ii) shares of all ETFs in the Trust’s family of investment companies, owned by the Trustees as of [xxxx xx, 2010].  As of that date, the ETF discussed in this SAI had not issued any shares.

Name	Dollar Range of Equity Securities in the ETF*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Bradford K. Gallagher	$0	$	[xx]
Charles H. Salisbury, Jr.	$0	$	[xx]
Dennis G. Schmal	$0	$	[xx]
William M. Thomas	$0	$	[xx]

* The “Family of Investment Companies” currently consists of [nine] ETFs.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust.  The Trust pays each Independent Trustee $20,000 per year for attendance at meetings of the Board.  All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.  The Trust does not accrue pension or retirement benefits as part of the ETF’s expenses, and Trustees are not entitled to benefits upon retirement from the Board.  The Trust’s officers receive no compensation directly from the Trust.

The table below sets forth the total remuneration of Trustees and Officers of the Trust for the fiscal year ended October 31, 2009:

Name	Aggregate Compensation from ETF*	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees*
Bradford K. Gallagher	$0	None	None	$20,000
Charles H. Salisbury, Jr.	$0	None	None	$20,000
Dennis G. Schmal	$0	None	None	$20,000

*  The “Fund Complex” currently consists of [nine] ETFs.  The ETF had not commenced operations during the fiscal year ended October 31, 2009.

Codes of Ethics

The Trust, Manager, DoubleLine and Distributor each have adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ETF (which may also be held by persons subject to a Code of Ethics).  There can be no assurance that the Codes of Ethics will be effective in preventing such activities.  The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the ETF.  The Manager and DoubleLine do not use inside information in making investment decisions on behalf of the ETF.  The Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Policies

The Board believes that the voting of proxies with respect to securities held by the ETF is an important element of the overall investment process.  In this regard, the Trust has adopted Proxy Voting Policies and Procedures (“Policies”) that delegate the responsibility for the voting of proxies on the ETF’ portfolio securities to their investment advisers.  Please see Appendix A for a copy of the Policies.

Although the voting of proxies for the fixed income investments held by the ETF is expected to be rare, proxy voting for the ETF has been delegated to DoubleLine.  DoubleLine’s proxy voting policies and procedures dictate the voting of proxies in the best interests of ETF shareholders and include procedures to address potential conflicts of interest.  These policies and procedures are summarized (or included in their entirety) in Appendix B.

Information on how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available: (1) without charge, upon request, by calling 1-415-677-5870 and (2) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the ETF or acknowledges the existence of control.  As of [September xx, 2010], the ETF could be deemed to be under the control of the Manager because it had voting authority with respect to 100% of the value of the outstanding interests in the ETF on such date.  As a result, the Manager could have the ability to approve or reject those matters submitted to the shareholders of the ETF for their approval, including changes to the ETF’s fundamental policies.  It is expected that, once the ETF commences investment operations, the Manager will not control the ETF.

INVESTMENT ADVISORY AND OTHER SERVICES

Manager

The Manager, Grail Advisors, LLC, oversees the performance of the ETF and arranges for transfer agency, custody and all other services necessary for the ETF to operate, but does not exercise day-to-day oversight over the ETF’s Sub-Adviser.  The Manager oversees the business affairs of the ETF, provides or oversees the provision of all administrative and investment advisory services to the ETF and coordinates the investment activities of DoubleLine.  These services are provided under the terms of an Investment Management Agreement dated [xxxx x, 2010] (“Investment Management Agreement”) between the Trust, on behalf of the ETF, and the Manager.

Pursuant to the Investment Management Agreement, the ETF pays the Manager a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of the ETF’s average daily net assets.  From time to time, the Manager may waive all or a portion of its fee; any such waiver would increase the ETF’s performance.  The Manager is responsible for compensating DoubleLine out of the management fees it receives from the ETF.

ETF	Management Fee
Emerging Markets Fixed Income ETF	[x.xx]	%

The Manager is a majority-owned subsidiary of Grail Partners, LLC.  Grail Partners, LLC is engaged in merchant banking activities and provides consultative services and capital to global investment management firms and financial services businesses.  Grail Partners, LLC is registered as a broker-dealer, but is not principally or otherwise engaged in securities dealing, market making, floor brokerage, exchange specialist activities, proprietary trading or similar securities-related activities.  The Manager is a registered investment adviser and is located at One Ferry Building, Suite 255, San Francisco, CA 94111.

Under the Investment Management Agreement, the Manager (or its affiliates) pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Manager or its affiliates.  The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Manager or DoubleLine.  Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of Prospectuses, Prospectus supplements, SAIs, annual, semiannual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Manager or its affiliates; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees (as defined above); the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the net asset value per share of the ETF, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

The Manager has contractually agreed to reduce its fees and/or reimburse the ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of the ETF to 0.95%of the ETF’s average net assets (“Expense Cap”).  The Expense Cap will remain in effect until at least [xxxxx x, 2011].  The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

The Investment Management Agreement with respect to the ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of the ETF, and (2) by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of the ETF’s shareholders, on 60 calendar days written notice to the Manager, and by the Manager on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

The Investment Management Agreement provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in that Agreement.  The Investment Management Agreement also provides that the Manager may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The ETF is newly organized and as of the date of this SAI has not yet incurred any management fees under the Investment Management Agreement.

The Manager may, from time to time, at its own expense from its own resources, compensate purchases of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services.

DoubleLine Capital LP

DoubleLine acts as Sub-Adviser of the ETF.

DoubleLine provides day-to-day portfolio management services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions.

DoubleLine serves as investment adviser to a registered mutual fund with an investment program that, at times, could be substantially similar to that of the ETF.  At other times, the portfolios may diverge in substantial ways.  The ETF’s portfolio holdings are expected to be disclosed on a more frequent basis than those of the registered mutual fund.

DoubleLine has entered into an Investment Sub-Advisory Agreement between the Manager and DoubleLine, dated [xxxx x, 2010] (“DoubleLine Subadvisory Agreement”), with respect to the ETF.  Pursuant to the DoubleLine Subadvisory Agreement, DoubleLine receives fees from the Manager to provide the services described above.  These fees are paid by the Manager out of the advisory fees it receives from the ETF; they are not separately paid by the ETF.  These fees are payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of the ETF’s average daily net assets.

ETF	DoubleLine Subadvisory Fee
Emerging Markets Fixed Income ETF	[x.xx]	%

The DoubleLine Subadvisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the applicable ETF on no more than 60 days’ written notice to DoubleLine, or by DoubleLine upon 60 days’ written notice to the Trust.  Under certain conditions, the Subadvisory Agreement may be terminated within 30 days. The DoubleLine Subadvisory Agreement with respect to the ETF will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the Investment Company Act) of the outstanding shares of the ETF, and (2) by the vote of a majority of the Trustees who are not parties to the DoubleLine Subadvisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The ETF is newly organized and as of the date of this SAI DoubleLine has not yet received any management fees under the DoubleLine Subadvisory Agreement.

Custodian

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as Custodian of the ETF’s assets.  As Custodian, BNY Mellon has agreed to: (1) make receipts and disbursements of money on behalf of the ETF, (2) collect and receive all income and other payments and distributions on account of the ETF’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the ETF concerning the ETF’s operations.  BNY Mellon does not exercise any supervisory function over the purchase and sale of securities.  Pursuant to the Custody Agreement between BNY Mellon and the Trust the Trust has agreed to pay an annual custody fee of .50 basis points on the first $1 billion of its gross adjusted assets, and .25 basis points on gross adjusted assets in excess of $1 billion, plus certain transaction charges and additional global custody fees.

Administrator, Fund Accountant and Transfer Agent

BNY Mellon, located at One Wall Street, New York, New York 10286 serves as Administrator, Fund Accountant and Transfer Agent to the ETF.  As administrator, BNY Mellon provides the ETF with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the ETF under federal and state securities laws.

As fund accountant and transfer agent, BNY Mellon has agreed to: (1) perform and facilitate purchases and redemptions of Creation Units of the ETF, (2) make dividend and other distributions on Shares of the ETF, (3) record the issuance of Shares and maintain records of outstanding Shares of the ETF, (4) maintain certain accounts, (5) make and transmit periodic reports to the ETF and its other service providers, and (6) otherwise perform the customary services of a transfer agent and dividend disbursing agent.  For the services to be provided by BNY Mellon to the ETF, the Trust has agreed to pay a $1,000 monthly ETF administration fee per ETF, a monthly transfer agency services fee of $1,000 per ETF (which minimum is reduced for the first two years from inception of the ETF), a fund accounting fee of  1.50 basis points on the first $1 billion of its gross adjusted assets, and 1.00 basis points on gross adjusted assets in excess of $1 billion, and a fund administration fee of 2.50 basis points on the first $1 billion of its gross adjusted assets, and 2.00 basis points on gross adjusted assets in excess of $1 billion, plus certain out-of-pocket expenses.  There is a minimum fund accounting and fund administration fee of $75,000 per ETF (which minimum is reduced for the first two years from inception of the ETF).

PORTFOLIO MANAGERS

Portfolio managers at DoubleLine (the “Portfolio Managers”) may have responsibility for the day-to-day management of accounts other than the ETF.  Information regarding these other accounts has been provided by DoubleLine and is set forth below.  The number of accounts and assets is shown as of [    ], 2010.

The table below identifies, for the named Portfolio Manager, the number of accounts (other than the ETF) for which the Portfolio Manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts

Luz M. Padilla	[X] / $[x]	[x] / $[x]	[x] / $[xxx]	[x] / $[x]	[x] / $[x]	[x] / $[x]

Conflicts of Interest

As noted in the table above, the Portfolio Manager manages accounts other than the ETF.  This side-by-side management may present potential conflicts between the Portfolio Manager’s management of the ETF’s investments, on the one hand, and the investments of the other accounts, on the other hand.

Set forth below is a description, provided by DoubleLine, of any other foreseeable material conflicts of interest that may arise from the concurrent management of ETF and other accounts.

DoubleLine. Actual or potential conflicts of interest may arise when a Portfolio Manager has management responsibilities to more than one account (including the ETF), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the Portfolio Manager or Sub- Adviser has a greater financial incentive, such as a performance fee account or where an account or fund managed by a Portfolio Manager has a higher fee sharing percentage than the Portfolio Manager’s fee sharing percentage with respect to the ETF.   The Sub-Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and  the Sub-Adviser believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the ETF.

Compensation

The Portfolio Manager is compensated in various forms by DoubleLine.  Following is a description provided by DoubleLine regarding the structure of and criteria for determining the compensation of its portfolio managers, including the Portfolio Manager:

The overall objective of the compensation program for portfolio managers is for the Sub-Adviser to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Sub-Adviser. Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation in the Sub-Adviser. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of the portfolio manger’s overall compensation.

Salary. Salary is agreed to with portfolio managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance of the Sub-Adviser, through direct ownership interests in the Sub-Adviser or participation in stock option or stock appreciation plans of the Sub-Adviser. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of the Sub-Adviser as a whole. Participation is generally determined in the discretion of the Sub-Adviser, taking into account factors relevant to the portfolio manager’s contribution to the success of the Sub-Adviser.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in the Sub-Adviser’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis. The Sub-Adviser may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of  the Sub-Adviser’s leadership criteria.

Ownership of ETF

Because the ETF is newly organized, the Portfolio Manager does not own Shares of the ETF.  Once the ETF commences investment operations, the Portfolio Manager may purchase Shares of the ETF in the secondary market.  In addition, DoubleLine, for its own account or for the accounts of its clients, may purchase Shares of the ETF in the secondary market.

PORTFOLIO TRANSACTIONS AND BROKERAGE

When executing portfolio transactions, DoubleLine will place its own orders to execute securities transactions that are designed to implement the ETF’s investment objective and policies.  In placing such orders, DoubleLine will seek the most favorable net price and execution under the circumstances consistent with its obligation under the DoubleLine Subadvisory Agreement.  In selecting  broker-dealers and in negotiating  prices on such transactions, DoubleLine considers a number of factors, including but not limited to: the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; the quality of the execution, clearance and settlement services; financial stability of the broker-dealer, and the broker-dealer’s execution capabilities, including ability to locate bonds suitable for its inquiries.

In selecting broker-dealers to execute particular transactions, DoubleLine is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the 1934 Act), provision of statistical quotations (including the quotations necessary to determine the ETF’s NAV), and other information provided to the ETF, and/or to DoubleLine, as the case may be, provided, however, that DoubleLine determines that it has received the best net price and execution available.  DoubleLine is also authorized to cause the ETF to pay to a broker-dealer who provides such brokerage and research services a commission (as defined in SEC interpretations) in excess of the amount another broker-dealer would have charged for effecting the same transaction.  DoubleLine must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which DoubleLine exercises investment discretion.  Under these circumstances, DoubleLine’s fees are not reduced by reason of receipt of such brokerage and research services.  However, the ETF does not allow DoubleLine to enter into arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of ETF shares by those broker-dealers.

The ETF’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions.  High portfolio activity may increase the ETF’s transaction costs, including brokerage commissions, and result in a greater number of taxable transactions.

Because the ETF is newly organized, it has not incurred brokerage commissions or other transaction costs as of the date of this SAI.

THE DISTRIBUTOR

The Distributor is located at 1290 Broadway, Suite 1100, Denver, CO 80203.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in this SAI.  The Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor has no role in determining the investments or investment policies of the ETF.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (“Plan”).  In accordance with its Plan, the ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by the ETF is deemed to be indirect financing by the ETF of the distribution of its shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Manager and other persons, including DoubleLine, may use management fee revenue, as well as past profits or other resources, to pay for services intended to result in the sale of Shares.  The Manager and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the ETF.  The Manager may also make payments to certain market makers in the ETF’s Shares for providing bona fide consulting and educational services regarding the ETF.  The making of the types of payments described in this paragraph could create a conflict of interest for a financial intermediary or market maker receiving such payments.

The Plan was adopted in order to permit the implementation of the ETF’s method of distribution.  No fees are currently paid by any ETF under a Plan, however; and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the ETF.

Under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the ETF.  KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Legal Counsel

K&L Gates LLP, located at 1601 K Street NW, Washington, DC 20006, serves as legal counsel to the ETF.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company.  The Trust was organized on December 7, 2007 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series.  Currently, the Trust consists of [nine] actively managed series, although the Grail American Beacon International Equity ETF has not been opened for investment.  The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting.  Generally, there will not be annual meetings of Trust shareholders.  If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders.  Shareholders holding two-thirds of Shares outstanding of all ETFs may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable.  Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.  Shares have equal voting rights, except that in a matter affecting only a particular ETF, only Shares of that ETF may be entitled to vote on the matter.  The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the ETF may be individually redeemable.  The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors.  Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of the ETF.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust.  The Trust Instrument provides for indemnification out of the ETF’s property for all loss and expense of the ETF’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.  The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ETF itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If the ETF does not grow to a size to permit it to be economically viable, the ETF may cease operations.  In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC acts as securities depositary for Shares.  Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates generally will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, and FINRA.  Access to the DTC system is also available to “Indirect Participants” such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly.  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants).  Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form.  Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such beneficial owner holds its interests, to exercise any rights as a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners (acting through such DTC Participants) to take such action and would otherwise act upon the instructions of beneficial owners owning through them.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of beneficial owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or the nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or the nominee.  Payments by DTC Participants to Indirect Participants and beneficial owners of Shares (held through DTC Participants) are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.  DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

TRANSACTIONS IN CREATION UNITS

The ETF sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day.  No ETF will issue fractional Creation Units.

To purchase or redeem any Creation Units from the ETF, you must be, or transact through, an Authorized Participant.  In order to be an Authorized Participant, you must be [either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or] a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the ETF’s Creation Units.

[Transactions with respect to the ETF are expected to be effectuated using the DTC system outside the Clearing Process.  Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”]

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants.  Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement.  Market disruptions and telephone or other communication failures may impede the transmission of orders.

[Non-custom orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the ETF’s NAV that day.  Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day.  Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.]

Custom orders may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV.  [Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the ETF’s NAV on that Business Day.]  A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.  Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors will be required to pay to the Trust a Transaction Fee as follows:

Transaction Fees
ETF	Standard Transaction Fee		Variable Charge
Grail DoubleLine Emerging Markets Fixed Income ETF	$	[xx]	Up to [xx]%

[The Standard Transaction Fee (of $[xx]) applies to in-kind purchases of the ETF effected through the DTC outside the Clearing Process on any business day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).] The Transaction Fee will be determined without regard to whether the in-kind securities tendered (or received) consist of those in the In-Kind Creation (or Redemption) Basket.  If a transaction involves an In-Kind/Cash Basket, the Transaction Fee will also include a Partial Cash Value, which will be subject to a variable charge of up to [xx]% of its value.  Similarly, Fund Deposits consisting of a Cash Value will be subject to a variable charge of up to [xx]% of its value in addition to the standard Transaction Fee.  With cash received from the variable charge, the Manager or DoubleLine will purchase the necessary securities for the ETF’s portfolio. The Manager, subject to the approval of the Board, may adjust the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets (and from) the account of the Trust.  Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Purchasing Creation Units

Fund Deposit.  Creation Units may be purchased in exchange for a “Fund Deposit.”  A Fund Deposit consists of (i) all cash (the “Cash Value”) (ii) a basket of in-kind securities and cash (“Partial Cash Value,” and together with the in-kind securities, an “In-

Kind/Cash Basket”) or (iii) a basket of securities - known as the In-Kind Creation Basket and a Balancing Amount, as described below.  In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

Cash Value.  A Fund Deposits may consist solely of cash in an amount equal to the NAV of the Creation Units, which amount is referred to as the Cash Value and will be subject to a variable charge, as explained below.  BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.  With respect to any Fund Deposit of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket.  In lieu of depositing the Cash Value, the purchaser of a Creation Unit may make a Fund Deposit of an In-Kind/Cash Basket.  The cash portion of such a Fund Deposit is known as the Partial Cash Value and will be subject to a variable charge, as explained below.  With respect to Fund Deposits of In-Kind/Cash Baskets, the Partial Cash Value and the Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Creation Basket.  In lieu of depositing the Cash Value or an In-Kind/Cash Basket, a Fund Deposit may consist of an In-Kind Creation Basket and a Balancing Amount, described below.  BNY Mellon, in a portfolio composition file sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket (based on information about the ETF’s portfolio at the end of the previous Business Day).  The In-Kind Creation Basket is applicable for purchases of Creation Units of the ETF until such time as the next-announced In-Kind Creation Basket is made available.  The composition of the In-Kind Creation Basket may change, however, as, among other things, corporate actions and investment decisions by DoubleLine are implemented for the ETF’s portfolio.  All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the ETF, and the ETF’s determination shall be final and binding.  In addition, the ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component.  In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.  BNY Mellon, through the NSCC, makes available on each Business Day, the estimated Balancing Amount, effective through and including the previous Business Day.  With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Transaction Fee may be referred to collectively as the “Cash Component.”

Order Cut-Off Time.  For an order involving a Creation Unit to be effectuated at the ETF’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”).  The Order Cut-Off Time for creation and redemption orders for the ETF are generally expected to be as follows:

ETF	In-Kind Creation or Redemption Basket	In-Kind/Cash Basket	Cash Value
Grail DoubleLine Emerging Markets Fixed Income ETF	[4:00 p.m. ET]	[2:00 p.m. ET]	[2:00 p.m. ET]

In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time.  On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.  Persons placing or effectuating custom orders and/or orders involving an In-Kind/Cash Basket or Cash Value should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the third Business Day following the Transmittal Date for securities.

Placement of Creation Orders

All purchase orders must be placed by or through an Authorized Participant.  In-kind (portions of) purchase orders will be processed through a manual clearing process run by DTC.  Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system.  Fund Deposits that include cash may be delivered through [the Clearing Process or] the Federal Reserve Bank wire transfer system.

[Orders “Outside” the Clearing Process.  Orders for the ETF will be made outside the Clearing Process.  In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).  Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process.  The Fund Deposit transfer must be ordered by the DTC Participant on the Business Day the order is placed (“Transmittal Date”) in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through the Federal Reserve System or DTC, as applicable, to the relevant Trust account.  The delivery of (corporate) securities through DTC must occur by 3:00 p.m., Eastern time, (the “DTC Cut-Off Time”) on the Settlement Date.  The delivery of (government) securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Settlement Date.  An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  If the Custodian does not receive the in-kind securities and Cash Component by the appointed time(s), such order may be canceled.  Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component.  The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.]

Federal Reserve System.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system.  The Cash Component must be transferred in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Settlement Date.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least equal of 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”).  Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.  The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the ETF for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit at least equal to 105% of the daily marked to market value of the missing securities.  To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the ETF for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.  The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of the ETF if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of the ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the ETF; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Manager have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Manager make it practically impossible to process creation orders.  Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Manager, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Redeeming Creation Units

Fund Redemptions.  ETF Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the ETF through the Transfer Agent and only on a Business Day.  Creation Units generally may be redeemed in exchange for a “Fund Redemption.”  A Fund Redemption consists of (i) a Cash Value (ii) a basket of in-kind securities and Partial Cash Value or (iii) a basket of securities — known as the In-Kind Redemption Basket — and Balancing Amount, in all instances equal to the value of a Creation Unit.

Cash Value.  Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value.  Such redemptions will be subject to a variable charge, as explained above.  BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit.  With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind/Cash Basket.  In lieu of receiving Cash Value as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind/Cash Basket.  The cash portion is known as the Partial Cash Value and will be subject to a variable charge, as explained above.  With respect to Fund Redemptions consisting of an In-Kind/Cash Basket, the Partial Cash Value and Transaction Fee may be referred to collectively as the Cash Component.

In-Kind Redemption Basket.  In lieu of receiving the Cash Value or an In-Kind/Cash Basket as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind Redemption Basket.  If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted on NSCC may be assumed to be the In-Kind Redemption Basket, too.   BNY Mellon, in a portfolio composition file sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction).  The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

Balancing Amount and Cash Component.  Depending on whether the NAV of a Creation Unit is higher (or lower) than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will receive from (or pay to) the ETF a Balancing Amount in cash, which may be referred to as the Cash Redemption Amount.  If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Transaction Fee.  The Balancing Amount and the Transaction Fee may be referred to collectively as the Cash Component.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders

Redemptions must be placed to the Transfer Agent through an Authorized Participant.  In addition, redemption orders must be processed through the DTC process.

[Placement of Redemption Orders “Outside” Clearing Process.  Orders for the ETF will be made outside the Clearing Process.  Orders to redeem Creation Units must be delivered through an Authorized Participant with the ability to transact through the Federal Reserve System.  Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Component by 3:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite Fund Redemption to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.]

In the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to the Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible.  Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 105% of the value of the missing Shares, which the Manager may change from time to time.

The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant.  The Authorized Participant’s agreement will permit the Trust, on behalf of the relevant ETF, to purchase the missing Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such Shares and the value of the collateral.

The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the ETF are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either: (i) the requisite number of Shares of the relevant ETF are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the ETF Shares of the relevant ETF are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the investor may request and/or the Trust may opt to redeem Shares wholly or partially in cash.  Redemptions effected partially in cash are treated as In-Kind/Cash Baskets and redemptions effected entirely in cash are considered to be for the Cash Value.  In connection with such redemptions, the investor will receive, respectively, securities and a cash payment or a cash payment equal in value to the NAV of the Shares being redeemed, based on the relevant ETF’s NAV next determined after the redemption request is received in proper form (minus a Transaction Fee (including variable charge) as described above.

Redemptions of Shares for the In-Kind Redemption Basket or In-Kind/Cash Basket will be subject to compliance with applicable federal and state securities laws and the ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in a basket upon redemptions or could not do so without first registering such securities under relevant laws.  In this regard, among other things, an Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket or In-Kind/Cash Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time.  The ETF’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

[The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, the ETF is treated as a separate corporate entity and will elect and intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  Such qualification generally relieves the ETF of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements.  If, for any reason, the ETF does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the ETF would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such ETF’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates through 2010 for non-corporate shareholders and for the dividends received deduction available in some circumstances to corporate shareholders.  Moreover, if the ETF were to fail to make sufficient distributions in a year, the ETF would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the ETF could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any.

The ETF intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Any market discount recognized by the ETF on a bond is taxable as ordinary income.  A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount.  Absent an election by the ETF to include the market discount in income as it accrues, gain on the ETF’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the ETF and investments in passive foreign investment companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause the ETF to recognize taxable income prior to the receipt of cash, thereby requiring the ETF to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which the ETF invests, the ETF may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the ETF fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.  However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle.  The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by the ETF which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Distributions from the ETF’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the ETF through the means of a dividend reinvestment service will be taxable dividends to shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

If at the end of each quarter of the taxable year of the ETF, 50% or more of the assets, by value, of the ETF are state, municipal and other bonds that pay interest that is exempt from federal income tax, the ETF may designate a portion of its dividends as exempt-interest dividends.  The Grail DoubleLine Emerging Markets Fixed Income ETF expects to be eligible to make such designations with respect to a substantial amount of the income it receives.  The portion of the dividends that are designated as being exempt-interest dividends generally will be exempt from federal income tax and may be exempt from state and local taxation.  Depending on a shareholder’s state of residence, exempt-interest dividends paid by the ETF from interest earned on municipal securities of that state, or its political subdivision, may be exempt in the hands of such shareholder from income tax in that state and its localities.  However, income from municipal securities of states other than the shareholder’s state of residence generally will not qualify for this treatment.

A shareholder may lose the ability to treat dividends paid by Grail DoubleLine Emerging Markets Fixed Income ETF as exempt-interest dividends while those shares are subject to securities lending or similar arrangements.  In addition, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Grail DoubleLine Emerging Markets Fixed Income ETF will not be deductible for U.S. federal income tax purposes.

If a shareholder receives exempt-interest dividends with respect to any share of the Grail DoubleLine Emerging Markets Fixed Income ETF and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  In addition, the IRS may require a shareholder in the ETF that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.  Furthermore, a portion of any exempt-interest dividend paid by the ETF that unexpectedly represents income derived from certain revenue or private activity bonds held by the ETF may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof.

If, for any calendar year, the total distributions made exceed the ETF’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares.  The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the ETF on December 31 of such year if such dividends are actually paid during January of the following year.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the ETF may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011. The ETF will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction.

Dividends and interest received by the ETF may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The ETF will be required in certain cases to impose “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the ETF when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

As a result of tax requirements, the Trust on behalf of the ETF has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the ETF and if, pursuant to section 351 of the Code, the ETF would have a basis in the transferred securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Except as described below, dividends paid by the ETF to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. Shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, or, through December 31, 2009 (or possibly later if legislation is enacted extending these provisions), interest-related dividends and short-term capital gain dividends, or upon the sale or other disposition of shares of the ETF.  Properly designated exempt-interest dividends paid by the Grail DoubleLine Emerging Markets Fixed Income ETF to non-U.S. Shareholders will also generally not be subject to United States federal withholding tax.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.  Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.]

FINANCIAL STATEMENTS

The ETF is newly organized and therefore has not yet had any operations as of the date of this SAI.

Appendix A

Proxy Voting Policies and Procedures for the Trust

GRAIL ADVISORS ETF TRUST

Proxy Voting Policies and Procedures

Grail Advisors ETF Trust (the “Trust”) has adopted these Proxy Voting Policies and Procedures (the “Trust Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of shareholders of the series of the Trust (“Funds”).

The Funds are managed by Grail Advisors, LLC (“Manager”).  The Manager may retain a proxy voting service (“Proxy Voting Service”) to provide assistance regarding the objective review and voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic issuers consistent with these Policies.

Shareholders of the Funds expect the Trust to vote proxies received from issuers whose voting securities are held by a Fund.  The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.  For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of the Trust, Fund and Fund shareholders.

I.              Delegation of Proxy Voting to Sub-advisers

Each of the Funds whose portfolio is managed by a sub-adviser (“Sub-adviser”) shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the Sub-adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  For securities in the portfolio of a Fund that is managed by more than one Sub-adviser, each Sub-adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, except that, to the extent such a Fund has a primary Sub-adviser (“Primary Sub-Adviser,” and with respect to each Fund a subset of the Fund’s Sub-Advisers), the securities of the Fund may be voted pursuant to the policies and procedures adopted by the Primary Sub-Adviser in conformance with the Advisers Act or, with respect to the various Sub-Advisers’ portions of the Fund’s portfolio, pursuant to each Sub-Adviser’s proxy voting policies and procedures, as adopted in conformance with the Advisers Act.

Except as noted below, the Trust Policy with respect to a Fund shall be the same as that adopted by the Primary Sub-Adviser or Sub-Adviser, as applicable, with respect to voting proxies held by its clients (the “Sub-Adviser Policy”).  Each Sub-Adviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy.

II.            Material Conflicts of Interest

If (i) a Sub-Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund and (b) the Fund’s investment advisers (including Sub-Advisers), principal underwriter, or any of their affiliated persons, and (ii) the Sub-Adviser does not propose to vote on the particular issue in the manner prescribed by its Sub-Adviser Policy, then the Sub-Adviser will follow the material conflict of interest procedures set forth in its Sub-Adviser Policy when voting such proxies.

If a Sub-Adviser Policy provides that in the case of a material conflict of interest between Fund shareholders and another party, the Sub-Adviser will ask the Board of Trustees of the Trust (“Board”) to provide voting instructions, the Sub-Adviser, in its discretion, shall vote the proxies as recommended by an independent third party or according to its own proxy voting policy, or the Sub-Adviser shall abstain from voting the proxies altogether.

III.           Securities Lending Program

Certain of the Funds may participate in a securities lending program through a lending agent.  When a Fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  Where a Sub-Adviser determines, however, that a proxy vote may be material to the Fund or Trust, the Sub-Adviser should request that the Trust recall the security for the purposes of the Sub-Adviser voting the security.

IV.           Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)

The Trust shall include in its SAI a summary of the Trust Policy and of each Sub-Adviser Policy.  In lieu of including a summary of policy, the Trust may include the policies in full.

V.            Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports

The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number.  The Trust will send the foregoing documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

VI.           Filing of Proxy Voting Record on Form N-PX

The Trust will annually file its complete proxy voting record with the SEC on Form N-PX.  The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

VII.         Manager, Sub-Adviser and Trust CCO Responsibilities

The Trust has delegated proxy voting authority with respect to Fund portfolio securities to the Fund’s Sub-Adviser(s), as set forth above.  Consistent with this delegation, each Sub-Adviser is responsible for the following:

1)     Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the Sub-Adviser votes portfolio securities in the best interest of shareholders of the Fund owning the portfolio securities voted.

2)     Providing the Manager, through a Primary Sub-Adviser, as applicable, with a quarterly certification indicating that the Sub-Adviser did vote proxies of the Fund in a manner consistent with the Sub-Adviser Policy.  If the Sub-Adviser voted any proxies in a manner inconsistent with the Sub-Adviser Policy, the Sub-Adviser will promptly provide the Manager with a report detailing the exceptions prior to the end of the quarter in which the exceptions occurred.

3)     Providing the Manager, through a Primary Sub-Adviser, as applicable, with a copy and description of the Sub-Adviser Policy prior to being approved by the Board as a Sub-Adviser for the Fund, accompanied by a certification that represents that the Sub-Adviser Policy has been adopted in conformity with Rule 206(4)-6 under the Advisers Act.  Thereafter, providing the Manager with notice of any amendment or revision to the Sub-Adviser Policy or with a description thereof.

4)     The Manager is required to report all material changes to a Sub-Adviser Policy quarterly to the Board.

5)     The annual written compliance report of the Trust’s Chief Compliance Officer (“CCO”) to the Board will contain a summary of the material changes to each Sub-Adviser Policy during the period covered by the report.

VIII.        Review Responsibilities

The Trust may retain a proxy voting service (“Proxy Voting Service”) to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The Manager or, where applicable, a Primary Sub-Adviser will review the Funds’ voting records maintained by the Proxy Voting Service in accordance with the following procedures:

1)     Receive a file with the proxy voting information directly from the Sub-Adviser, as applicable, on a quarterly basis.

2)     Select a sample of proxy votes from the files submitted and examine them against the Proxy Voting Service files for accuracy of the votes.

To the extent that a Primary Sub-Adviser takes responsibility for reviewing a Fund’s voting records pursuant to this paragraph, the Primary Sub-Adviser will report the results of its review to the Manager.  The Trust will deliver instructions to shareholders on how to access proxy voting information in the Trust’s semi-annual and annual shareholder reports.

IX.           Proxy Voting Service Responsibilities

Aggregation of Votes:

The Proxy Voting Service’s proxy disclosure system will collect Fund-specific voting records, including votes cast by multiple Sub-Advisers or third party voting services.

Reporting:

The Proxy Voting Service’s proxy disclosure system will provide the following reporting features:

1)     multiple report export options;

2)     report customization by Fund, account, portfolio manager, security, etc.; and

3)     account details available for vote auditing.

X.            Form N-PX Preparation and Filing

Fund Administrator will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC.  The Proxy Voting Service will prepare the EDGAR version of Form N-PX and will submit it to Fund Administrator for review and approval prior to filing with the SEC; the Fund Administrator in turn will submit it to the Trust for review and approval prior to filing with the SEC.  Upon the approval of the Trust and Fund Administrator, the Proxy Voting Service will file Form N-PX for each twelve-month period ended June 30.  The filing for each year will be made with the SEC on or before August 31 of that year.

XI.           Recordkeeping

Records of all votes will be maintained by Proxy Voting Service.  Documentation of all votes for the Trust will be maintained by the Manager and/or the Proxy Voting Service. Such documentation will include the recommendations of the Sub-Advisers along with pertinent supporting comments and letters, the Trust Policy, any additional information gathered by the Manager, minutes from any meeting at which the Board considered a proxy voting matter, the conclusion of the Board and the Trust’s final vote.

Adopted: March 18, 2009

Appendix B

Summary of Proxy Voting Policies and Procedures for DoubleLine

I.              Background

A Proxy Voting and Class Actions Policy (“Policy”) has been adopted by DoubleLine Capital LP (“DoubleLine”, the “Adviser” or the “Firm”) to provide a method of monitoring proxy voting and class actions, and reporting appropriately, to meet regulatory requirements and client needs.

II.            Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.  The procedures must address material conflicts that may arise in connection with proxy voting.  The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request.  Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.           Policy

As a fixed income manager, it is not anticipated that DoubleLine will vote many (if any) proxies.  To the extent that voting a proxy is desirable, DoubleLine votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.  DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of clients to do so.

In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of clients, enter into voting agreements or other contractual obligations that govern the voting of shares.  In the event of a conflict between any such contractual requirements and the Guidelines, DoubleLine will vote in accordance with its contractual obligations.

In addition, where the Adviser determines that there are unusual costs and/or difficulties associated with voting a proxy, which more typically might be the case with respect to proxies of non-U.S. issuers, the Adviser reserves the right to not vote a proxy unless it determines that the potential benefits of voting the proxy exceed the expected cost.

The Guidelines (available upon request) provide a basis for making decisions in the voting of proxies for clients of DoubleLine.  When voting proxies, DoubleLine’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments.  With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine will vote (assuming it votes at all) for or against a particular type of proposal.  DoubleLine’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of DoubleLine’s clients, are best able to determine how to further client interests and goals.  The portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management and, if desired, an outside service.

All proxies received shall be retained by the Chief Operating Officer or designate.  Such records shall include whether DoubleLine voted such proxy and, if so, how the proxy was voted.  The records also shall be transcribed into a format such that any client’s overall proxy voting record can be provided upon request.

DoubleLine does not complete proofs-of-claim on behalf of clients for current or historical holdings; however, DoubleLine will assist clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine.  DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held any former client.

IV.           Class Actions Policy

As a fixed income manager, it is not anticipated that DoubleLine receive regular or frequent notices regarding Class Action lawsuits.  In the event that Client securities become the subject of a Class Action lawsuit, the portfolio manager will assess the value to Clients in participating in such legal action.  If the portfolio manager decides that there is value in participation, DoubleLine may submit appropriate documentation on Clients’ behalf, subject to contractual or other authority.  DoubleLine also may choose to notify Clients of the Class Action, which would allow Clients to decide how or if to proceed.

DoubleLine provides no assurance to former clients that applicable proxy information will be delivered to them.

V.            Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine will not be able to vote proxies on behalf of Clients when those clients have adopted a securities lending program that is controlled by a securities lending agent or custodian acting independently of DoubleLine.  Notwithstanding this fact, in the event that DoubleLine becomes aware of a proxy voting matter that would enhance the economic value of the client’s position and that position is lent out, DoubleLine will make reasonable efforts to inform the client that DoubleLine is not able to vote the proxy until or unless the client recalls the lent security.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote.  During the time that shares are blocked, any pending trades will not settle.  Depending on the market, this period can last from one day to three weeks.  Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.  For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s investment personnel.

VI.           Procedures for Material Conflicts of Interest

Should material conflicts of interest arise as to a proxy, the proxy shall be brought to the attention of the Chief Compliance Officer or designate, who shall involve other executive managers or legal counsel as may be deemed necessary to attempt to resolve such conflicts.  Such individuals also shall determine the materiality of such conflict if the conflict cannot be resolved.  (An example of a specific conflict of interest that should be brought to the Chief Compliance Officer (or designate) is a situation where a proxy contact involves securities issued by a DoubleLine Client.  When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Chief Compliance Officer or designate.)

If, after appropriate review, a material conflict is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting in accordance with the voting guidelines or factors set forth in this Policy; (ii) convening a committee to assess and resolve the conflict; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) voting (or not voting) in accordance with the instructions of such Client or (v) not voting the Proxy.

VII.         Procedures for Proxy Solicitation

In the event that any Employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event, then the Employee must forward the solicitation request to the Chief Compliance Officer or designate.  Such requests shall be reviewed with appropriate executive and senior management.  Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designate.

VIII.        Recordkeeping

DoubleLine must maintain the documentation described in this policy for a period of not less than five (5) years, the first two (2) years at its principal place of business.  DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

Any request from a client, whether written (including e-mail) or oral, received by any employee of DoubleLine, must be retained.

The Client Service group will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Client Service group will distribute to any client requesting proxy voting information DoubleLine’s complete proxy voting record for the client for the period requested.  If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular client redacted.

Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days).  Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request.  A copy of the written response should be attached and maintained with the client’s written request, if applicable, and maintained in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the 5 year period prior to their request.

Proxy voting records:

Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

IX.           Disclosure

The CCO or designate will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

Appendix C

Description Of Securities Ratings

A.	Long-Term Ratings

1.

Moody’s Investors Service — Long-Term Corporate Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws
Affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.	Fitch — International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D	Indicates an entity that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa

An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa

An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a

An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa

An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba

An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b

An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term. programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note

Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity that has defaulted on all of its financial obligations.

Note

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Certificate of Trust dated December 7, 2007 is incorporated by reference from Registrant’s initial registration statement filed on December 14, 2007

(2)           Certificate of Amendment to Certificate of Trust dated March 25, 2008 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Certificate of Amendment to Certificate of Trust dated January 12, 2009 is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Trust Instrument is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(b)           By-laws of Registrant is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(c)           Not applicable

(d)           (1)           Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Large Cap Value ETF and International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(2)           Form of Primary Investment Sub-Advisory Agreement between Grail Advisors, LLC and American Beacon Advisors, Inc. with respect to the Large Cap Value ETF and International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(3)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(4)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(5)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Metropolitan West Capital Management, LLC with respect to the Large Cap Value ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(6)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Lazard Asset Management LLC with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(7)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and Templeton Investment Counsel, LLC with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(8)           Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, American Beacon Advisors, Inc. and The Boston Company Asset Management with respect to the International Equity ETF is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(9)           Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(10)         Form of Primary Investment Sub-Advisory Agreement between Grail Advisors, LLC and RiverPark Advisors, LLC with respect to the RP Focused Large Cap Growth ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(11)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and RiverPark Advisors, LLC with respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(12)         Form of Investment Sub-Advisory Agreement by and among Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. with respect to the RP Focused Large Cap Growth ETF is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(13)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(14)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and McDonnell Investment Management, LLC with respect to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(15)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail Western Asset Enhanced Liquidity ETF*

(16)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and Western Asset Management Company with respect to the Grail Western Asset Enhanced Liquidity ETF*

(17)         Form of Investment Management Agreement between Registrant and Grail Advisors, LLC with respect to the Grail DoubleLine Emerging Markets Fixed Income ETF*

(18)         Form of Investment Sub-Advisory Agreement between Grail Advisors, LLC and DoubleLine Capital LP with respect to the Grail DoubleLine Emerging Markets Fixed Income ETF*

(e)           (1)           Form of Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Amendment No. 1 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 3 to Registrant’s registration statement filed on October 5, 2009.

(3)           Form of Amendment No. 2 to Distribution Agreement between Registrant and ALPS Distributors, Inc. is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(4)           Form of Amendment No. 3 to Distribution Agreement between Registrant and ALPS Distributors, Inc.*

(5)           Form of Amendment No. 4 to Distribution Agreement between Registrant and ALPS Distributors, Inc.*

(f)            Not applicable

(g)           (1)           Form of Custody Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Amended and Restated Schedule II to the Custody Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(3)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

2

(4)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail Western Asset Enhanced Liquidity ETF*

(5)           Form of Amended and Restated Schedule II to the Custody Agreement adding Grail DoubleLine Emerging Markets Fixed Income ETF*

(h)           (1)           Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(2)           Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon Corporation is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(3)           Fee Schedule for Custody, Accounting, Administration and Transfer Agency Agreements is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Form of Participant Agreement is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5)           Expense Limitation Agreement for Large Cap Growth ETF and International Equity ETF is incorporated by reference from Post-Effective Amendment No. 8 to Registrant’s registration statement filed on February 26, 2010

(6)           Expense Limitation Agreement for RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 8 to Registrant’s registration statement filed on February 26, 2010

(7)           Form of Amendment to Fund Administration and Accounting Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(8)           Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF is incorporated by reference from Post-Effective Amendment No. 4 to Registrant’s registration statement filed on October 7, 2009.

(9)           Expense Limit Agreement for Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(10)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(11)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(12)         Form of Participant Agreement for fixed income ETFs is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(13)         Expense Limit Agreement for Grail Western Asset Enhanced Liquidity ETF*

(14)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail Western Asset Enhanced Liquidity ETF*

(15)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail Western Asset Enhanced Liquidity ETF*

(16)         Expense Limit Agreement for Grail DoubleLine Emerging Markets Fixed Income ETF*

(17)         Form of Amendment to Fund Administration and Accounting Agreement adding Grail DoubleLine Emerging Markets Fixed Income ETF*

(18)         Form of Amended and Restated Appendix 1 to the Transfer Agency and Service Agreement adding Grail DoubleLine Emerging Markets Fixed Income ETF*

(i)            Opinion and consent of K&L Gates LLP*

3

(j)            Consent of Independent Registered Public Accounting Firm*

(k)           Not applicable

(l)            Form of Initial Capital Agreement is incorporated by reference from Pre-Effective Amendment No. 3 to Registrant’s registration statement filed on April 29, 2009

(m)          Form of Distribution and Service Plan is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(n)           Not applicable

(o)           Not applicable

(p)           (1)           Amended Code of Ethics of Registrant is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(2)           Code of Ethics of Grail Advisors, LLC is incorporated by reference from Post-Effective Amendment No. 9 to Registrant’s registration statement filed on May 17, 2010

(3)           Code of Ethics of American Beacon Advisors, Inc. is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(4)           Code of Ethics of Distributor is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(5)           Code of Ethics of Brandywine Global Investment Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(6)           Code of Ethics of Hotchkis and Wiley Capital Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(7)           Code of Ethics of Metropolitan West Capital Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(8)           Code of Ethics of Lazard Asset Management LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(9)           Code of Ethics of Templeton Investment Counsel, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(10)         Code of Ethics of The Boston Company Asset Management, LLC is incorporated by reference from Pre-Effective Amendment No. 2 to Registrant’s registration statement filed on April 8, 2009

(11)         Code of Ethics of RiverPark Advisors, LLC is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(12)         Code of Ethics of Wedgewood Partners, Inc. is incorporated by reference from Post-Effective Amendment No. 2 to Registrant’s registration statement filed on August 28, 2009

(13)         Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference from Post-Effective Amendment No. 7 to Registrant’s registration statement filed on December 31, 2009

(14)         Code of Ethics of Western Asset Management Company*

(15)         Code of Ethics of DoubleLine Capital LP*

*  To be filed by amendment

Item 29.  Persons Controlled by or Under Common Control with the Fund

None.

Item 30.  Indemnification

Article IX of the Registrant’s Trust Instrument provides for indemnification of certain persons acting on behalf of the Registrant.  Article IX, Section 2 provides as follows:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

4

(i)            every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)           as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)           in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Numbered Paragraph 6.A. of the Management Agreements with Grail Advisors, LLC provide that:

Manager.  Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement.  Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be

5

deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Numbered Paragraph 6 of the Primary Investment Sub-Advisory Agreements and the Investment Sub-Advisory Agreements with each Sub-Adviser provides substantially to the effect that:

A.            Sub-Adviser.  Sub-Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Sub-Adviser’s undertaking to do so that, except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither Sub-Adviser nor any of its officers, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of Sub-Adviser or its Affiliates for, and Sub-Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, or common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by Sub-Adviser Indemnitees (as defined below) for use therein.

The assets of the Fund will be maintained in the custody of a custodian (who shall be identified by the Manager in writing).  Sub-Adviser will not have custody of any securities, cash or other assets of the Fund and will not be liable for any loss resulting from any act or omission of the custodian other than acts or omissions arising in reliance on instructions of Sub-Adviser.

B.            Manager and Trust.  Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by Sub-Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless Sub-Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate

6

jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

Grail Advisors, LLC serves as investment manager to the ETFs and provides investment supervisory services. Information as to the officers and directors of Grail Advisors, LLC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No 801-69967) and is incorporated herein by reference.

American Beacon Advisors, Inc. serves as primary sub-adviser to the Large Cap Value and International Equity ETFs and provides investment supervisory services.  Information as to the officers and directors of American Beacon Advisors, Inc. is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-29198) and is incorporated herein by reference.

RiverPark Advisors, LLC serves as primary sub-adviser to the RP Focused Large Cap Growth ETF and sub-adviser to the RP Growth ETF, RP Technology ETF and RP Financials ETF.  Information as to the officers and directors of RiverPark Advisors, LLC is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

McDonnell Investment Management, LLC serves as sub-adviser to the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.  Information as to the officers and directors of McDonnell Investment Management, LLC is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

Western Asset Management Company serves as sub-adviser to the Grail Western Asset Enhanced Liquidity ETF. Information as to the officers and directors of Western Asset Management Company is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

DoubleLine Capital LP serves as sub-adviser to the Grail DoubleLine Emerging Markets Fixed Income ETF. Information as to the officers and directors of DoubleLine Capital LP is included in its Form ADV last filed with the Securities and Exchange Commission and is incorporated herein by reference.

The sub-advisers listed below also provide investment advisory services to the ETFs:

Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104

Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112

Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394

The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108

Wedgewood Partners, Inc., 9909 Clayton Road, Suite 103, St. Louis, Missouri 63124.

Information as to the officers and directors of each of the above sub-advisers is included in that adviser’s current Form ADV filed with the SEC and is incorporated by reference herein.

Item 32.  Principal Underwriters

(a)  ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds,  ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust,  Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap

7

SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

Richard Hetzer	Executive Vice President	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Robert Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, General Counsel, Secretary	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director — Investments	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b)  Manager; (c) Primary Sub-advisers; (d) Investment Sub-Advisers; (e) Principal Underwriter; (f) Administrator/ Fund Accountant/ Transfer Agent and (g) Custodian. The address of each is as follows:

(a)           Registrant

c/o Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

8

(b)           Manager

Grail Advisors, LLC

One Ferry Building, Suite 255

San Francisco, CA 94111

(c)           Primary Sub-advisers

American Beacon Advisors, Inc.

4151 Amon Carter Boulevard

Fort Worth, TX 76155

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, NY 10019

McDonnell Investment Management, LLC

1515 W. 22nd Street, 11th Floor

Oak Brook, IL 60523

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

DoubleLine Capital LP

333 South Grand Avenue, 18th Floor

Los Angeles, CA 90071

(d)           Investment Sub-advisers

see the addresses listed in Item 31 above.

(e)   Principal Underwriter

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(f)    Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Item 34.  Management Services

Not Applicable.

Item 35.  Undertakings

None.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 23rd day of June 2010.

Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas
Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ William M. Thomas	Trustee and Principal Executive Officer	June 23, 2010

William M. Thomas

/s/ Bryan M. Hiser	Principal Financial Officer	June 23, 2010

Bryan M. Hiser

/s/ Bradford K. Gallagher*	Trustee	June 23, 2010

Bradford K. Gallagher

/s/ Charles H. Salisbury*	Trustee	June 23, 2010

Charles H. Salisbury

/s/ Dennis G. Schmal*	Trustee	June 23, 2010

Dennis G. Schmal

* By:	/s/ Kurt J. Decko

Pursuant to Power of Attorney

10

Index to Exhibits

11